SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.[1] (File No. 333-115592)

[ ] Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                AXP Variable Portfolio - Select Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933.

                        IDS LIFE VARIABLE ANNUITY FUND A
                        IDS LIFE VARIABLE ANNUITY FUND B

                           70100 AXP Financial Center
                              Minneapolis, MN 55474

                  Notice of Special Meeting of Contract Owners

                           To be held August 31, 2004

Notice is hereby given that a special meeting of owners of variable annuity contracts ("Contract Owners") issued by IDS Life Insurance Company ("IDS Life") entitled to give voting instructions in connection with IDS Life Variable Annuity Fund A ("Fund A") and IDS Life Variable Annuity Fund B ("Fund B") will be held at the AXP Financial Center, 707 2nd Avenue South, 4th Floor Conference Center, Minneapolis, MN, on August 31, 2004, at 10:00 a.m., Central Time. The following matters, as set forth in the accompanying Proxy Statement/Prospectus, will be considered:

1. Approve or disapprove an Agreement and Plan of Reorganization among Fund A, Fund B (together, the "Current Funds"), IDS Life and AXP(R) Variable
     Portfolio - Select Series, Inc. (the "VP Corporation") on behalf of its series, AXP(R) Variable Portfolio - Core Equity Fund (the "New VP Fund") and related transactions (the "Reorganization") to transfer the assets of the Current Funds to the New VP Fund in exchange for shares of the New VP Fund, and to restructure Fund A as a unit investment trust (the "New UIT A") and Fund B as a unit investment trust (the "New UIT B") (together, the "New UITs");

2.   Elect Board members of the VP Corporation;

3.   Ratify or reject KPMG LLP as the independent auditors of the New VP Fund;

4. Approve or reject an investment management services agreement for the New VP Fund with American Express Financial Corporation ("AEFC");

5. Approve or reject a policy authorizing AEFC, subject to approval by the Board of Directors of the VP Corporation (the "VP Board"), to retain and replace subadvisers, or to modify subadvisory agreements, without Contract Owner approval.

This will be a joint meeting for the Current Funds. If you were a Contract Owner on July 2, 2004, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed voting instruction card. Please take a few minutes to read the proxy statement. It discusses the proposals in more detail. If you have questions, please call your advisor or call client service toll free at (866) 270-3133.

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1   PROXY STATEMENT/PROSPECTUS
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It is important that you vote. The Board of Managers of Fund A and Fund B (the
"Current Boards") recommend that you vote to approve the Reorganization.

This Proxy Statement/Prospectus was first mailed to Contract Owners the week of July 5, 2004.

                        By Order of the Board of Managers
                        of IDS Life Variable Annuity Fund A
                        and IDS Life Variable Annuity Fund B

                           C. Nikol Davies, Secretary
                           July 2, 2004

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2   PROXY STATEMENT/PROSPECTUS

Combined Proxy Statement/Prospectus

Proxy Statement for:                     Prospectus for:
IDS Life Variable Annuity Fund A         AXP(R) Variable Portfolio -
IDS Life Variable Annuity Fund B         Core Equity Fund
70100 AXP Financial Center               901 Marquette Avenue South
Minneapolis, MN 55474                    Suite 2810
(800) 862-7919                           Minneapolis, Minnesota 55402-3268
                                         (612) 330-9283

                                  July 2, 2004

The Current Boards are furnishing this Proxy Statement/Prospectus to Contract Owners in connection with the solicitation of proxies for use at the special meeting, and any adjournments of the meeting, to be held on August 31, 2004, at 10:00 a.m., Central Time, at the AXP Financial Center, 707 2nd Avenue South, 4th Floor Conference Center, Minneapolis, MN. The approximate mailing date of this Proxy Statement/Prospectus and proxy card is July 5, 2004.

The primary purpose of the meeting is to ask Contract Owners to approve an Agreement and Plan of Reorganization relating to (i) the transferring of the assets of the Current Funds to the New VP Fund in exchange for shares of the New VP Fund and (ii) following the transfer of assets from the Current Funds to the New VP Fund, the restructuring of the Current Funds as the New UITs (the "Reorganization"). If the Reorganization is approved, Contract Owners are being asked to instruct IDS Life regarding (a) the election of Board members of the VP Corporation, (b) the ratification of KPMG LLP as the independent auditors of the New VP Fund, (c) the approval of the investment management services agreement for the New VP Fund with AEFC, and (d) the authorization of AEFC, subject to approval of the VP Board, to retain and replace subadvisers, or to modify subadvisory agreements, without Contract Owner approval.

How the Reorganization Will Work

The proposed Reorganization will consist of two parts:

o The assets of the Current Funds will be transferred to the New VP Fund in exchange for shares of the New VP Fund. The New VP Fund will issue shares in an amount equal to the value of the assets that it receives from the Current Funds, less the liabilities it assumes (other than liabilities associated with insurance obligations that will be assumed by the New
     UITs).

o The Current Funds will then be restructured as the New UITs that will invest in shares of the New VP Fund. The New VP Fund shares will be allocated to each New UIT in proportion to the assets less liabilities transferred to the New VP Fund by the Current Funds. Neither the Current Funds nor the Contract Owners whose contract values are allocated to the Current Funds

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3   PROXY STATEMENT/PROSPECTUS
     will pay any fees and charges in connection with the Reorganization and AEFC has agreed to pay all expenses incurred in the Reorganization.

The end result will be an organizational structure that is more common in the variable annuity industry than the current organizational structure.

Fund Investment Objectives

The Current Funds and the New VP Fund have substantially similar investment objectives as outlined below:

Current Funds: Long-term capital appreciation

New VP Fund: Long-term growth of capital

The SEC has not approved these securities or determined if this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Proxy Statement/Prospectus concisely sets forth information about the Reorganization and about the proposed future operation of the New VP Fund and New UITs that you should know before you vote. Please keep this Proxy Statement/Prospectus for future reference.

Where to Get More Information


New VP Fund's prospectus,  dated      In the same envelope as, and incorporated
July 1, 2004.                         by reference into,  this proxy
                                      statement/prospectus as Exhibit B.
------------------------------------- ------------------------------------------
New VP Fund's statement of            Incorporated by reference into this proxy
additional information,  dated July   statement/prospectus. For a copy at no
1, 2004.                              charge, call toll-free  (800) 862-7919 or
                                      write to the address at the bottom of
                                      this table.
------------------------------------- ------------------------------------------
Current Funds' prospectuses,  dated   Incorporated by reference into this proxy
April 30, 2004.                       statement/prospectus. For a copy at no
                                      charge, call toll-free (800) 862-7919 or
                                      write to the address at the bottom of this
                                      table.
------------------------------------- ------------------------------------------


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4   PROXY STATEMENT/PROSPECTUS
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Where to Get More Information (continued)

Current Funds' annual reports, for    Incorporated by reference into this proxy
the period ended December 31, 2003.   statement/prospectus. For a copy at no
                                      charge, call toll-free (800) 862-7919 or
                                      write to the address at the bottom of this
                                      table.
------------------------------------ -------------------------------------------
Statement of additional information   Incorporated by reference into this proxy
dated the same date as this proxy     statement/prospectus. For a copy at no
statement/prospectus. This document   charge, call toll-free  (866) 270-3133 or
contains information about the        write to the address at the bottom of
Current Funds and the New VP Fund.    this table.
------------------------------------ -------------------------------------------
To ask questions about this proxy     Call toll-free (866) 270-3133  or write
statement/prospectus.                 to: American Express Client Service
                                      Corporation 70100 AXP Financial Center
                                      Minneapolis, MN 55474
------------------------------------ -------------------------------------------

The Current Funds and the New VP Fund are each subject to informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act"), and in accordance therewith, file reports and other information with the SEC. These items can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of such materials can also be obtained at prescribed rates by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Contract Owners may also obtain such information from the SEC's website at http://www.sec.gov.

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5   PROXY STATEMENT/PROSPECTUS
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TABLE OF CONTENTS
                                                                           Page

Section A -- Fund Proposals                                                 8

Proposal 1. Approve or Reject the Agreement and Plan of Reorganization      8

Summary                                                                     8

   How the Reorganization Will Work                                         8

   Comparison of Economic Interests and Contract Rights
      Before and After the Reorganization                                   9

   Comparison of the Current Funds and the New VP Fund                      9

   Risk Factors                                                            11

   Tax Consequences                                                        12

Fees and Expenses                                                          12

Description of Contract Features                                           16

The Reorganization                                                         18

   Terms of the Reorganization                                             18

   Conditions to Closing the Reorganization                                19

   Termination of the Agreement                                            19

   Tax Status of the Reorganization                                        19

   Reasons for the Proposed Reorganization and Board Deliberations         20

   Boards' Determinations                                                  21

Proposal 2. Elect Board Members of the VP Corporation                      22

Proposal 3. Ratify or Reject the Selection of Independent Auditors
   of the New VP Fund                                                      30

Proposal 4. Approve or Reject the Investment Management Services
   Agreement for the New VP Fund with AEFC                                 31

Proposal 5. Approve or Reject a Policy Authorizing AEFC,
   Subject to VP Board Approval, to Retain and Replace Subadvisers,
   or to Modify Subadvisory Agreements,
   without Contract Owner Approval                                         32

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6   PROXY STATEMENT/PROSPECTUS
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                                                                          Page

Section B -- Proxy Voting and Contract Owner Meeting Information           34

   Voting                                                                  34

   Revoking your Proxy                                                     34

   Joint Proxy Statement/Simultaneous Meetings                             35

   Solicitation of Proxies                                                 35

   Contract Owner Proposals                                                35

   Dissenters' Right of Appraisal                                          35

   Adjournment                                                             36

Section C -- Capitalization and Ownership of Fund Shares                   37

Section D -- Additional Information About the Current Funds                38

Exhibits


   A. Agreement and Plan of Reorganization                                A-1


   B. New VP Fund Prospectus                                              B-1

   C. Joint Audit Committee Charter                                       C-1

   D. Minnesota Business Corporation Act Sections 302A.471 and 302A.473   D-1

   E. Financial Highlights of the Current Funds                           E-1

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7   PROXY STATEMENT/PROSPECTUS

SECTION A -- FUND PROPOSALS

PROPOSAL 1. APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY


This proxy statement/prospectus is being used by the Current Boards to solicit proxies to vote at a special meeting. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") among Fund A, Fund B, IDS Life and the VP Corporation on behalf of its series, the New VP Fund, relating to (i) transferring of the assets of the Current Funds into the New VP Fund in exchange for shares of the New VP Fund and (ii) following the transfer of assets from the Current Funds to the New VP Fund, the restructuring of the Current Funds as the New UITs. The Agreement is included as Exhibit A.


The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.

How the Reorganization Will Work

o The Current Funds will transfer all of their assets to the New VP Fund. The New VP Fund will assume the Current Funds' stated liabilities (other than liabilities associated with insurance obligations that will be assumed by the New UITs).


o The Current Funds will be restructured as the New UITs. The New UITs will assume the Current Funds' stated liabilities associated with insurance obligations.


o The New VP Fund will issue shares to be held by the New UITs in an amount equal to the value of the assets that the New VP Fund receives from the Current Funds, less the liabilities the New VP Fund assumes. Immediately after the Reorganization, your indirect interest in the New VP Fund will equal your direct interest in a Current Fund.

o Neither the Current Funds nor the Contract Owners of the Current Funds will pay any fees or charges in connection with the Reorganization.


o Because of its larger size, the new structure is expected to create benefits for the New VP Fund by effecting portfolio transactions on more favorable terms and enhancing the diversification potential of the portfolio without incurring increasingly large trading costs.


o AEFC will assume all costs and expenses associated with effecting the Reorganization.

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8   PROXY STATEMENT/PROSPECTUS

Comparison of Economic Interests and Contract Rights Before and After the Reorganization

o The Reorganization will not have any adverse economic impact on Contract Owners. The total charges and fees assessed under the Contracts will not be affected by the Reorganization.

o Under state law, each Current Fund continues as the same legal entity before and after the Reorganization.

o The number and value of accumulation and annuity units will not change immediately before and after the Reorganization.


o There will be no change in the Contracts or in the rights of Contract Owners under those Contracts after the Reorganization. Also, there will be no change in purchase or transfer privileges or surrender or withdrawal procedures. For more information, please see the Description of Contract Features beginning on page 16.


Voting Procedures


Voting procedures will change after the Reorganization. Currently, Contract Owners vote directly with respect to items affecting the Current Funds and there are no cumulative voting rights. After the Current Funds are restructured as UITs they will no longer have a Board of Managers. However, the New VP Fund structure includes a Board of Directors.

If the Reorganization is approved by Contract Owners, Contract Owners will vote indirectly by instructing IDS Life as to how to vote shares in the New VP Fund. Each dollar of the New VP Fund outstanding is entitled to one vote on all matters submitted to a vote of shareholders. The New VP Fund shares have noncumulative voting rights, except with respect to the election of Board members. IDS Life will vote the shares of the New VP Fund for which instructions are not provided in proportion to the instructions received from Contract Owners.


Comparison of the Current Funds and the New VP Fund

The Current Funds and the New VP Fund:

o Are structured as open-end management investment companies (or series thereof).


o    Have AEFC as investment adviser at the same management fee rate.

o    Have the same portfolio manager.


o Have the same custodian (American Express Trust Company) and sub-custodian (Bank of New York).

The Current Funds are organized as segregated asset accounts by IDS Life under Minnesota law. The New VP Fund is a series of the VP Corporation, which is organized as a Minnesota corporation.

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9   PROXY STATEMENT/PROSPECTUS

The members of the VP Board have not served on the Current Boards. In addition, KPMG LLP, the independent auditors to the New VP Fund, has not served as the independent auditors to the Current Funds. Contract Owners will have an opportunity to provide voting instructions with regard to the election of Board members and the ratification of the independent auditors for the New VP Fund in Proposals 2 and 3.


Comparison of Investment Objectives

The Current Funds and the New VP Fund have substantially similar investment objectives as outlined below:

     Current Funds: Long-term capital appreciation

     New VP Fund: Long-term growth of capital

Comparison of Principal Investment Strategies

   Current Funds: Each Current Fund invests primarily in U.S. common stocks.

   New VP Fund: Under normal market conditions, the New VP Fund will invest at least 80% of its net assets in equity securities. The fund invests primarily in U.S. common stocks of companies with market capitalizations of at least $5 billion. The fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.

Unusual Market Conditions


During unusual market conditions, each of the Current Funds and the New VP Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent each fund from achieving its investment objective. During these times, each fund may trade its portfolio securities more frequently. Increased portfolio turnover could result in increased fees and expenses.


Other Strategies

For the Current Funds and the New VP Fund, the investment manager may invest in other securities and may employ other investment strategies that are not principal investment strategies. Each of the funds may invest in money market securities, debt securities, foreign securities and may use derivative instruments, such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Each of the Current Funds may invest up to 30% of total assets at the time of purchase in foreign securities, while the New VP Fund may invest up to 20% of its total assets in foreign investments. In addition, the New VP Fund may invest up to 5% of its net assets in high-yield securities (junk bonds).

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10   PROXY STATEMENT/PROSPECTUS

Comparison of Fundamental Policies


The Current Funds and the New VP Fund each have substantially similar fundamental investment policies. Each of the Current Funds have a policy that allows the fund to invest up to 10% of its total assets, taken at cost, in real properties. The New VP Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. The New VP Fund has a policy prohibiting the issuing of senior securities, except as permitted under the 1940 Act. Even though this is not stated as a fundamental policy of each of the Current Funds, the funds are nonetheless subject to that restriction under the provisions of the 1940 Act. The New VP Fund has a policy prohibiting lending its portfolio securities in excess of 30% of its net assets. The Current Funds do not have that limitation although the Current Funds do not engage in securities lending. If Contract Owners of the Current Funds approve the Reorganization, they will be subject to the fundamental investment policies of the New VP Fund. AEFC does not believe that the differences between the fundamental investment policies of the Current Funds and the New VP Fund will result in any material difference in the way the funds are managed.


Portfolio Manager

The portfolio manager for the Current Funds and the New VP Fund is Doug Chase.

Risk Factors


The principal risks associated with investing in the New VP Fund will be identical to the principal risks associated with investing in the Current Funds. The primary risk is that the investments made by the investment adviser may not appreciate in value. Specifically, the principal investment risks applicable to the Current Funds and the New VP Fund include:


Risk                                        Current Funds    New VP Fund
Market Risk                                       X               X
Style Risk                                        X               X
Issuer Risk                                       X               X

Market Risk. The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

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11   PROXY STATEMENT/PROSPECTUS
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Style Risk. The fund's management strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that invest primarily in small or medium capitalization stocks. If the manager's stock selection strategy does not perform as expected, the fund could underperform its peers.

Issuer Risk. The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Tax Consequences

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Current Funds and the New VP Fund receive a satisfactory opinion of tax counsel, substantially to that effect. Accordingly, no gain or loss is expected to be recognized by IDS Life (including the Current Funds) or the Contract Owners as a result of the Reorganization, and IDS Life's aggregate tax basis in the shares of the New VP Fund received by the Current Funds is expected to be the same as its aggregate tax basis in the assets transferred to the New VP Fund pursuant to the Reorganization.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."

FEES AND EXPENSES

Presently, the Current Funds bear all applicable fees and expenses. Under a Distribution and Services Agreement with the Current Funds, IDS Life is the principal underwriter and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees and death benefits under deferred variable annuity contracts. IDS Life will continue to pay those same expenses after the Reorganization.

Following the Reorganization, applicable fees and expenses now paid by the Current Funds will be divided between the New UITs and the New VP Fund. Charges associated with the Contracts such as those assessed on purchase payments and mortality and expense risk assurance fees will be borne by the New UITs. Advisory fees and other expenses related to managing a portfolio of securities will be borne by the New VP Fund. Maximum total fees and expenses, however, will remain unchanged after the Reorganization.

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12   PROXY STATEMENT/PROSPECTUS
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Current Fees and Expenses

The fees and expenses under Contracts issued through the Current Funds vary, in part, based on the type of Contract and the amount of the purchase payment.

The maximum sales and administrative charges deducted from purchase payments, as a percentage of each purchase payment under the Contracts, are as follows:

Type of Contract                                Maximum Sales Charge      Maximum Administrative Charge
----------------------------------------------- ------------------------- ---------------------------------
Fund A --  Single Payment Contract              6.0% (first $15,000)      2.0% (first $15,000)
----------------------------------------------- ------------------------- ---------------------------------
Fund A --  Installment Payment Contract         18.0% (first stated       2.0%
(other than employer  plan contracts)           payment)
----------------------------------------------- ------------------------- ---------------------------------
Fund A --  Employer Plan - Annual Purchase      3.75% (first $10,000)     2.0% (first $10,000)
Contract
----------------------------------------------- ------------------------- ---------------------------------
Fund B -- Single Payment Contracts, 1972        13.0% (first $1,500)      2.0% (first $1,500)
Series
----------------------------------------------- ------------------------- ---------------------------------
Fund B -- Flexible Installment Payment          13.0% (first $1,500)      2.0% (first $1,500)
Contracts, 1972 Series
----------------------------------------------- ------------------------- ---------------------------------
Fund B -- Flexible Installment Payment          18.0% (first $1,000)      2.0% (first $1,000)
Contracts, 1971 Series
----------------------------------------------- ------------------------- ---------------------------------
Fund B -- Flexible Installment Payment          18.0% (first $1,000)      2.0% (first $1,000)
Contracts, 1969 Series
----------------------------------------------- ------------------------- ---------------------------------
Fund B -- Group Contract -  Employer Plan       3.75% (first $10,000)     2.0% (first $10,000)
----------------------------------------------- ------------------------- ---------------------------------

Under the Contracts, premium taxes (currently in an amount up to 3.5%), mortality and expense risk assurance fees (1.0% of the Fund's average daily assets for the year), and investment management fees (0.4% of the Fund's average net assets for the year less any brokerage credits) are assessed. The amount of those fees and charges assessed under each type of Contract is identical.

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13   PROXY STATEMENT/PROSPECTUS
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Comparative Expenses

The following table sets forth comparative expense information with respect to maximum mortality and expense risk assurance fees for the Current Funds and the New UITs and comparative investment management fees and expense information for the Current Funds and the New VP Fund as percentages of average daily net assets for the year:

                                     Currently    After the Reorganization
                                   Current Funds          New UITs
Maximum Mortality and
Expense Risk Assurance Fees            1.0%                 1.0%

                                     Currently    After the Reorganization
                                   Current Funds         New VP Fund
Total Investment Management Fees
and Expenses                           0.4%                 0.4%

The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Current Funds and the New UITs assuming the Reorganization takes place. The examples assume a 5% average annual return. The assumed 5% annual rate of return is not an estimate or guarantee of future investment performance.

Whether or not a Contract is annuitized or surrendered at the end of the applicable time period, a Contract Owner would pay the following expenses on a $10,000 investment, assuming a 5% annual rate of return:

Current                                                        1 Year    3 Years   5 Years     10 Years


Fund A -- Single Payment Contract(a)                           $  931     $1,208    $1,505       $2,350


Fund A -- Installment Payment Contract
(other than employer plan contracts)(b)                         2,114      2,355     2,613        3,348

Fund A -- Employer Plan - Annual Purchase Contract(c)             709        993     1,298        2,163

Fund B -- Single Payment Contracts, 1972 Series(d)                699        983     1,288        2,155

Fund B -- Flexible Installment Payment
Contracts, 1972 Series(e)                                         699        983     1,288        2,155

Fund B -- Flexible Installment Payment
Contracts, 1971 Series(f)                                         773      1,055     1,358        2,217

Fund B -- Flexible Installment Payment                            773      1,055     1,358        2,217
Contracts -- 1969 Series(g)


Fund B -- Group Contract - Employer Plan(h)                       709        993     1,298        2,163


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14   PROXY STATEMENT/PROSPECTUS
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
Assuming Reorganization

Current                                                        1 Year    3 Years   5 Years     10 Years

New UIT A -- Single Payment Contract(a)                        $  931     $1,208    $1,505       $2,350


New UIT A -- Installment Payment Contract
(other than employer plan contracts)(b)                         2,114      2,355     2,613        3,348

New UIT A -- Employer Plan - Annual Purchase Contract(c)          709        993     1,298        2,163

New UIT B -- Single Payment Contracts, 1972 Series(d)             699        983     1,288        2,155

New UIT B -- Flexible Installment Payment Contracts,
1972 Series(e)                                                    699        983     1,288        2,155

New UIT B -- Flexible Installment Payment Contracts,
1971 Series(f)                                                    773      1,055     1,358        2,217

New UIT B -- Flexible Installment Payment Contracts -
1969 Series(g)                                                    773      1,055     1,358        2,217

New UIT B -- Group Contract - Employer Plan(h)                    709        993     1,298        2,163

(a) Includes an upfront sales charge of 6%, and an upfront administrative charge of 2%.

(b) Includes an upfront first year sales charge of 18%, and an upfront administrative charge of 2%. Also assumes that the first year $10,000 installment payment is invested as a lump sum.

(c) Includes an upfront sales charge of 3.75%, and an upfront administrative charge of 2%.


(d) Includes an upfront blended sales charge of 4.5% (13% on first $1,500 and 3% on next $8,500), and an upfront blended administrative charge of 1.15% (2% on first $1,500 and 1% on next $8,500).

(e) Includes an upfront blended sales charge of 3.65% (13% on first $1,500 and 2% on next $8,500), and an upfront administrative charge of 2%. Also assumes the first year $10,000 installment payment is invested as a lump sum.

(f) Includes an upfront blended sales charge of 5.25% (18% on first $1,500 and 3% on next $8,500) and an upfront blended administrative charge of 1.15% (2% on first $1,500 and 1% on next $8,500). Also assumes the first year $10,000 installment payment is invested as a lump sum.

(g) Includes an upfront blended sales charge of 4.4% (18% on first $1,500 and 2% on remaining $8,500), and an upfront administrative charge of 2%. Also assumes the first year $10,000 installment payment is invested as a lump sum.


(h) Includes an upfront sales charge of 3.75% and an upfront administrative charge of 2%.

--------------------------------------------------------------------------------
15   PROXY STATEMENT/PROSPECTUS

DESCRIPTION OF CONTRACT FEATURES

The following presents a brief description of Contract features. These features will not change as a result of the Reorganization. Greater detail regarding the Contracts is provided in the prospectuses for the Current Funds, which are incorporated by reference into this proxy statement/prospectus.

General

The Fund A Contracts are individual non-qualified variable annuity contracts and the Fund B Contracts are individual and group qualified variable annuity contracts. The Contracts are no longer being offered for sale, but additional payments may be made on certain outstanding Contracts. The Contracts are either single payment Contracts under which no additional payments may be made or flexible installment payment Contracts under which additional payments may be made.

o Fund A and Fund B were available as either a single payment deferred annuity or as a single payment immediate annuity. An initial purchase payment of $3,000 was required.


o Fund A and Fund B also were available as a flexible installment payment deferred annuity. Both were purchased by making 10 or more annual payments that totaled at least $300.

o Fund A was available as an individual variable annuity for use in connection with non-qualified retirement or deferred compensation plans or programs adopted by an employer. Fund B was available as a group variable annuity for funding 403(b) plans. Both required an annual payment of at least $300 per year if the retirement date was 10 years or more from the application date; if the retirement date was less than 10 years from the application date, the payment must have been large enough so that payments totaled at least $3,000 by the retirement date.


Transfers Between Accounts


The Fund A and Fund B Contracts both provide that once each Contract year, the Contract Owner can transfer accumulation values of at least $250 from the variable account to the fixed account or vice versa, subject to certain limitations. Before the annuity payment starting date, Fund A and Fund B Contract Owners of deferred annuities may give IDS Life written or telephone instructions to establish automated transfers of Contract values between the fixed account and the variable account or automated partial surrenders of Contract values, subject to certain limitations.


--------------------------------------------------------------------------------
16   PROXY STATEMENT/PROSPECTUS

Valuing the Contract


IDS Life measures the value of the Contract by valuing accumulation units before annuity payments begin and valuing annuity units after annuity payments begin. Currently, IDS Life values these units each business day at the close of trading on the New York Stock Exchange. During an emergency, IDS Life can suspend redemption.


Annuity Payments

Both Fund A and Fund B Contracts provide for a series of monthly annuity payments to begin on the annuity payment starting date. The Contract Owner may select from four annuity payment plans, each of which may be used to provide fixed dollar or variable payments. The plans are:

o Plan A: Life annuity - no refund -- payments are made until the annuitant's death;

o Plan B: Life annuity with five, ten or 15 years certain -- payments are made for a guaranteed period of five, ten or 15 years;

o Plan C: Life annuity - installment refund -- payments are made until the annuitant's death, with IDS Life's guarantee that the payments will continue for some time; and
o Plan D: Joint and last survivor life annuity - no refund -- payments are made while both the annuitant and a joint annuitant are living.

If the value of the Contract is less than $2,000 on the annuity payment starting date, IDS Life may pay the accumulation value in a lump sum.

Death Benefit


Under a Fund A deferred annuity, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of: (a) the sum of all purchase payments minus surrenders and unrepaid withdrawals; or (b) the accumulation unit value of the Contract. If the annuitant dies on or after the contract anniversary date nearest his or her 75th birthday, IDS Life will pay only the accumulation unit value to the beneficiary.

Under a Fund B deferred annuity, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of: (a) the sum of all purchase payments or contributions minus surrenders; or (b) the accumulation unit value of the Contract or the participant's account.


--------------------------------------------------------------------------------
17   PROXY STATEMENT/PROSPECTUS

Surrendering the Contract


A Fund A or Fund B Contract Owner may surrender all or part of his or her Contract any time before the annuity payment starting date. There is no surrender charge for either partial or full surrenders.


Making Withdrawals from the Contract

A Fund A Contract Owner may make a temporary withdrawal from his or her Contract any time before the annuity payment starting date. The least that can be withdrawn, including charges, is $250. The most that can be withdrawn is the sum of the Contract Owner's purchase payments less any amounts previously surrendered. A Contract Owner may not have more than one temporary withdrawal outstanding at any one time. IDS Life will charge 2% on the withdrawal at the time of withdrawal to cover administrative costs. If the Contract Owner does not pay the withdrawal back within two years, IDS Life will regard it as if the Contract Owner surrendered that part of his or her Contract.

THE REORGANIZATION

Terms of the Reorganization

The Current Boards, the VP Board and the IDS Life Board have approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for the Reorganization on the following terms:

o The Reorganization is scheduled to occur on a date mutually agreed upon by all parties following Contract Owner approval and receipt of any necessary regulatory approvals.

o IDS Life, on behalf of the Current Funds, will transfer all assets to the New VP Fund.

o The New VP Fund will issue shares to IDS Life for allocation to each New UIT in an amount equal to the value of the assets that it receives from the Current Funds, less the Current Funds' stated liabilities (other than liabilities associated with insurance obligations that will be assumed by the New UITs) assumed by the New VP Fund in the transaction. These shares will immediately be allocated by IDS Life to each New UIT in proportion to its holdings in the Current Funds. As a result, each New UIT will become a shareholder of the New VP Fund. Contract values that were allocated to each Current Fund will be allocated to a New UIT investing in the New VP Fund.

o Neither the Current Funds nor the Contract Owners whose contract values are allocated to the Current Funds will pay any fees or charges in connection with the Reorganization.

o The net asset value of the Current Funds and the New VP Fund will be computed as of 3:00 p.m. Central time, on the closing date.

o After the Reorganization, the Current Funds will no longer be registered with the SEC as management investment companies.

--------------------------------------------------------------------------------
18   PROXY STATEMENT/PROSPECTUS

Conditions to Closing the Reorganization

The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

o The Current Funds and the New VP Fund will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

o A registration statement on Form N-14 will have been filed with the SEC and declared effective.

o The Contract Owners of the Current Funds will have approved the Agreement with respect to the Current Funds.

o The Current Funds and the New VP Fund will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for federal income tax purposes for IDS Life (including the Current Funds) and the Contract Owners.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Current Boards, the VP Board or the IDS Life Board at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Current Funds or the New VP Fund or the Board members, officers or Contract Owners.

Tax Status of the Reorganization

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless IDS Life, the Current Funds and the New VP Fund receive a satisfactory opinion of tax counsel substantially to the effect that:

o IDS Life (including the Current Funds) will not recognize any gain or loss as a result of the restructuring of the Current Funds as New UITs.


o Under Section 351 of the Internal Revenue Code of 1986, as amended (the "Code"), IDS Life (including the Current Funds) will not recognize any gain or loss as a result of the transfer of the Current Funds' assets to the New VP Fund in exchange for shares of the New VP Fund and the assumption by the New VP Fund of the Current Funds' liabilities (other than liabilities associated with insurance obligations that will be assumed by the New
     UITs).


o Under Section 1032 of the Code, no gain or loss will be recognized by the New VP Fund upon the receipt of the Current Funds' assets solely in exchange for the issuance of New VP Fund shares and the assumption of the Current Funds' liabilities (other than liabilities associated with insurance obligations that will be assumed by the New UITs).

o Under Section 362(a) of the Code, the New VP Fund's basis in the Current Funds' assets received will be the same as IDS Life's basis in those assets immediately prior to the Reorganization.

--------------------------------------------------------------------------------
19   PROXY STATEMENT/PROSPECTUS
oUnder Section 1223(2) of the Code, the New VP Fund's holding period for the transferred assets will include IDS Life's holding period therefor.

o Under Section 358 of the Code, IDS Life's aggregate basis in the shares of the New VP Fund received in the Reorganization will be the same as the aggregate adjusted basis of the assets surrendered in exchange therefor reduced by the amount of any liabilities of the Current Funds assumed by the New VP Fund.

o Under Section 1223(1) of the Code, IDS Life's holding period in the shares of the New VP Fund received in the Reorganization will include its holding period for the assets surrendered in exchange therefor, provided such assets were held as capital assets on the closing date.

o No gain or loss will be recognized by the Contract Owners as a result of the Reorganization.

Reasons for the Proposed Reorganization and Board Deliberations

The Current Boards considered the following matters, among others, in approving the Reorganization.

o Terms and Conditions of the Reorganization. The Current Boards considered the terms and conditions of the Reorganization as described in the previous paragraphs.

o Tax Consequences. The Current Boards considered the tax-free nature of the Reorganization.

o Continuity of Investment. The Current Boards took into account the fact that, following the Reorganization, Contract Owners of the Current Funds will be invested in a fund holding a similar investment securities portfolio, with similar investment objectives, policies, and restrictions.

o Expense Ratios. Following the Reorganization, the expense ratio for the New VP Fund will be the same as the expense ratio of the Current Funds. Thus, the Current Funds' Contract Owners should experience the same per share fixed costs by holding shares of the New VP Fund as they would if they continued to hold shares in the Current Funds.


o Benefits of Larger Fund. Because the Contracts are no longer being sold, the assets of the Current Funds are expected to continue to decline. By combining the assets of the Current Funds in the New VP Fund, Contract Owners would participate in a larger asset base in the New VP Fund. AEFC indicated to the Current Boards that it believed:


     o A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility.

     o Small funds may be unable to appropriately diversify their portfolios, or be unable to do so without incurring increasingly large trading costs.

--------------------------------------------------------------------------------
20   PROXY STATEMENT/PROSPECTUS

o Costs. The Current Boards considered the fact that AEFC has agreed to bear all solicitation costs in order to achieve approval of the Reorganization and to bear any other costs of effecting the Reorganization. In conjunction with the Reorganization, AEFC has agreed to indemnify the independent Board members of the Current Boards in connection with any actions against them by reason of having served as a member of the Current Boards. The indemnification agreement terminates 10 years after the closing of the Reorganization.

o Dilution. The Current Boards considered the fact that the Reorganization will not dilute the interests of the Current Funds' existing Contract Owners.

o Potential Benefits to AEFC and its Affiliates. The Current Boards also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Current Boards recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds and the difficulty of administering funds that use registration forms that are no longer updated by the SEC.

Boards' Determinations

After considering the factors described above and other relevant information, at a meeting held on March 3, 2004, the Current Board members, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Current Funds and that the interests of existing Contract Owners of the Current Funds will not be diluted as a result of the Reorganization. The independent Board members were advised in their deliberations by independent legal counsel as to their duties under state law and the 1940 Act.


The VP Board approved the Agreement at a meeting held on April 7-8, 2004. The VP Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The VP Board found that participation in the Reorganization is in the best interests of the New VP Fund and that the interests of any existing Contract Owners will not be diluted as a result of the Reorganization.


The IDS Life Board approved the Agreement at a meeting held on March 22, 2004. The IDS Life Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The IDS Life Board found that participation in the Reorganization is in the best interests of IDS Life and that the interests of existing Contract Owners will not be diluted as a result of the Reorganization.

--------------------------------------------------------------------------------
21   PROXY STATEMENT/PROSPECTUS

Current Boards' Recommendation and Vote Required

The Current Boards recommend that Contract Owners approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved, the Current Boards will consider what further action should be taken.

For the Reorganization to occur, a majority of the Contract Owners of each of the Current Funds must approve the proposed Reorganization. If the Reorganization is approved, Contract Owners are being asked to instruct IDS Life regarding the following four proposals.

PROPOSAL 2. ELECT BOARD MEMBERS OF THE  VP CORPORATION

Nominees for the Board. Nominees are listed below. Each VP Board member oversees 94 American Express mutual funds and 15 Preferred Master Trust portfolios.

Each VP Board member will serve until the next regular shareholders' meeting or until he or she reaches mandatory retirement. Under the current Board policy, a member must retire at the end of the first VP Board meeting after his or her 72nd birthday or after 15 years from the date of his or her first VP Board meeting. This policy does not apply to Ms. Jones, who must retire after her 75th birthday.

The nominees, who were elected as Board members at the first meeting of the VP Corporation, have agreed to serve. If an unforeseen event prevents a nominee from serving, your votes will be cast for the election of a substitute selected by the VP Board. Information on each nominee follows. Election requires a vote by a majority of the New VP Fund's shares voted at the meeting.

--------------------------------------------------------------------------------
22   PROXY STATEMENT/PROSPECTUS

Independent Nominees

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Arne H. Carlson
                                       901 S. Marquette Ave.
                                       Minneapolis, MN 55402
                                       Age 69
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 1999
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Chair, Board Services Corporation (provides administrative
five years                             services to boards). Former Governor of Minnesota
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Joint Audit, Contracts, Executive, Investment Review, Board
                                       Effectiveness
-------------------------------------- --------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Philip J. Carroll, Jr.
                                       901 S. Marquette Ave.
                                       Minneapolis, MN 55402
                                       Age 66
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 2002
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Retired Chairman and CEO, Fluor Corporation (engineering and
five years                             construction) since 1998
-------------------------------------- --------------------------------------------------------------
Other directorships                    Scottish Power PLC, Vulcan Materials Company, Inc.
                                       (construction materials / chemicals)
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Joint Audit, Contracts
-------------------------------------- --------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Livio D. DeSimone
                                       30 Seventh Street East Suite 3050
                                       St. Paul, MN 55101-4901
                                       Age 69
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 2001
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Retired Chair of the Board and Chief Executive Officer,
five years                             Minnesota Mining and Manufacturing (3M)
-------------------------------------- --------------------------------------------------------------
Other directorships                    Cargill, Incorporated (commodity merchants and processors),
                                       General Mills, Inc. (consumer foods), Vulcan Materials
                                       Company (construction materials / chemicals), Milliken &
                                       Company (textiles and chemicals), and Nexia Biotechnologies,
                                       Inc.
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Joint Audit, Contracts, Executive
-------------------------------------- --------------------------------------------------------------

--------------------------------------------------------------------------------
23   PROXY STATEMENT/PROSPECTUS

Independent Nominees (continued)
-------------------------------------- --------------------------------------------------------------
Name, address, age                     Anne P. Jones
                                       901 S. Marquette Ave.
                                       Minneapolis, MN 55402
                                       Age 69
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 1985
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Attorney and Consultant
five years
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Joint Audit, Board Effectiveness, Executive
-------------------------------------- --------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Stephen R. Lewis, Jr.
                                       901 S. Marquette Ave.
                                       Minneapolis, MN 55402
                                       Age 65
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 2002
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Retired President and Professor of Economics, Carleton
five years                             College
-------------------------------------- --------------------------------------------------------------
Other directorships                    Valmont Industries, Inc. (manufactures irrigation systems)
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Contracts, Investment Review, Executive
-------------------------------------- --------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Alan K. Simpson
                                       1201 Sunshine Ave.
                                       Cody, Wyoming 82414
                                       Age 72
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 1997
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Former three-term United States Senator for Wyoming
five years
-------------------------------------- --------------------------------------------------------------
Other directorships                    Biogen, Inc. (biopharmaceuticals)
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Investment Review, Board Effectiveness
-------------------------------------- --------------------------------------------------------------

--------------------------------------------------------------------------------
24   PROXY STATEMENT/PROSPECTUS

Independent Nominees (continued)
-------------------------------------- --------------------------------------------------------------
Name, address, age                     Alison Taunton-Rigby
                                       901 S. Marquette Ave.
                                       Minneapolis, MN 55402
                                       Age 59
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and
length of service
-------------------------------------- --------------------------------------------------------------
Board member since 2002
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       President, Forester Biotech since 2000. Former President and
five years                             CEO, Aquila Biopharmaceuticals, Inc.
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships                  Investment Review, Contracts
-------------------------------------- --------------------------------------------------------------


Nominee Affiliated with AEFC*


-------------------------------------- --------------------------------------------------------------
Name, address, age                     William F. Truscott
                                       53600 AXP Financial Center
                                       Minneapolis, MN 55474
                                       Age 43
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Board member since 2001, Vice President since 2002
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Senior Vice President - Chief Investment Officer of AEFC
five years                             since 2001. Former Chief Investment Officer and Managing
                                       Director, Zurich Scudder Investments
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships
-------------------------------------- --------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of AEFC.

--------------------------------------------------------------------------------
25   PROXY STATEMENT/PROSPECTUS

Communicating with Board Members. Shareholders may send communications to Board members at the addresses noted above or may call the Secretary of the VP Corporation collect at (612) 330-9283.

VP Board Meetings. Board members are encouraged to attend all Board meetings and the Committee meetings on which they serve. The VP Corporation held its first meeting on April 7, 2004. No other Board meetings or Committee meetings have been held.

VP Board Committees. The VP Board has several committees that facilitate its work.

The Executive Committee has authority to act for the full VP Board between meetings.

The Joint Audit Committee meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. This Committee reports significant issues to the VP Board and makes recommendations to the independent Board members regarding the selection of the independent public accountant. All members of the committee are independent Board members. A copy of the Joint Audit Committee's Charter is attached as Exhibit C.

The Contracts Committee receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the VP Board regarding actions taken on these contracts during the annual review process.

The Investment Review Committee considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the VP Board.

The Board Effectiveness Committee recommends to the VP Board the size, structure and composition for the VP Board; the compensation to be paid to members of the VP Board; and a process for evaluating the VP Board's performance. No member of the Committee is an "interested person" of the investment manager or its affiliates. The Charter is not available to shareholders on a website, however, portions of the Charter and other policies related to the VP Board member nomination process are set forth below.

Board Member Nomination Process. The Board Effectiveness Committee has specific duties related to the nomination process in that the Committee makes recommendations to the VP Board on:

o The criteria to be used to determine the size and structure of the VP Board and the background and characteristics of independent VP Board members.

--------------------------------------------------------------------------------
26   PROXY STATEMENT/PROSPECTUS

o The persons to serve as VP Board members based on approved criteria whenever necessary to fill a vacancy or in conjunction with a regular meeting of shareholders in which nominees are required to be submitted for a vote of shareholders.

The committee also reviews candidates for VP Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. Candidates for nomination must have a background and characteristics that gives promise of making a significant contribution to furthering the interests of all shareholders. All candidates are evaluated in relation to approved criteria that includes a matrix of skill sets, experience, geographic location, and the willingness to devote adequate time to carrying out the responsibilities and the capabilities of doing so.

Each nominee on the voting instruction card currently serves on all the Boards of the American Express Funds (the "AXP Boards"). Each was initially recommended by an independent member of the AXP Boards or upon recommendation by persons known to an independent AXP Board member.

VP Board Member Compensation and Holdings. Table 2-1 shows the total compensation received by each VP Board member from all of the American Express Funds and Preferred Master Trust portfolios. Because the New VP Fund is new, none of the VP Board members received compensation from the New VP Fund. The New VP Fund does not pay retirement benefits to VP Board members.

Table 2-1
 VP Board Member Compensation*
(for the year ended Dec. 31, 2003)
                                                  Total Cash Compensation
                                                from American Express Funds
Nominee                                       and Preferred Master Trust Group
Philip J. Carroll, Jr.                                    $ 35,300
Livio D. DeSimone                                           93,708
Anne P. Jones                                              142,675
Stephen R. Lewis, Jr.                                      118,565
Alan K. Simpson                                            128,775
Alison Taunton-Rigby                                       150,925

* Board members affiliated with AEFC or Board Services Corporation, a company providing administrative services to the funds, are not paid by the funds.

--------------------------------------------------------------------------------
27   PROXY STATEMENT/PROSPECTUS

Table 2-2 shows the total number of shares of all the American Express Funds owned by the VP Board members. None of the VP Board members own shares of the New VP Fund.

Table 2-2
VP Board Member Holdings
Dollar range of equity securities beneficially owned on Dec. 31, 2003


                                                  Aggregate dollar range
                                                of equity securities of all
                                                   American Express Funds
                                                  overseen by Board Member
                                                            Range
Arne H. Carlson                                         over $100,000
Philip J. Carroll, Jr.*                                     none
Livio D. DeSimone*                                      over $100,000
Anne P. Jones                                           over $100,000
Stephen R. Lewis, Jr.*                                   $1-$10,000
Alan K. Simpson                                       $50,001-$100,000
Alison Taunton-Rigby                                        none
William F. Truscott                                     over $100,000


* Three independent board members have deferred compensation and invested in share equivalents.

  As of Dec. 31, 2003, each owned:

  Philip J. Carroll, Jr.   AXP Global Technology Fund          $10,001 - $50,000

  Livio D. DeSimone        AXP High Yield Bond Fund                 $1 - $10,000
                           AXP Partners Small Cap Value Fund        $1 - $10,000
                           AXP Small Cap Advantage Fund             $1 - $10,000

  Stephen R. Lewis, Jr.    AXP Equity Select Fund                   $1 - $10,000
                           AXP Diversified Equity Income Fund       $1 - $10,000

--------------------------------------------------------------------------------
28   PROXY STATEMENT/PROSPECTUS

VP Corporation Officers. In addition to Mr. Truscott, who is vice president, the VP Corporation's other officers are:

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Jeffrey P. Fox
                                       50005 AXP Financial Center
                                       Minneapolis, MN 55474
                                       Age 48
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Treasurer since 2002
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Vice President - Investment Accounting, AEFC, since 2002;
five years                             Vice President - Finance, American Express Company,
                                       2000-2002; Vice President - Corporate Controller, AEFC,
                                       1996-2000
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships
-------------------------------------- --------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Paula R. Meyer
                                       596 AXP Financial Center
                                       Minneapolis, MN 55474
                                       Age 50
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    President since 2002
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       Senior Vice President and General Manager - Mutual Funds,
five years                             AEFC, since 2002; Vice President and Managing Director -
                                       American Express Funds, AEFC, 2000-2002; Vice President,
                                       AEFC, 1998-2000
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships
-------------------------------------- --------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------
Name, address, age                     Leslie L. Ogg
                                       901 S. Marquette Ave.
                                       Minneapolis, MN 55402
                                       Age 65
-------------------------------------- --------------------------------------------------------------
Position held with fund complex and    Vice President, General Counsel, and Secretary since 1978
length of service
-------------------------------------- --------------------------------------------------------------
Principal occupation during past       President of Board Services Corporation
five years
-------------------------------------- --------------------------------------------------------------
Other directorships
-------------------------------------- --------------------------------------------------------------
Committee memberships
-------------------------------------- --------------------------------------------------------------

Officers serve at the pleasure of the VP Board. Officers are paid by AEFC or Board Services Corporation.

--------------------------------------------------------------------------------
29   PROXY STATEMENT/PROSPECTUS

PROPOSAL 3. RATIFY OR REJECT THE SELECTION OF INDEPENDENT AUDITORS OF THE NEW VP FUND

The 1940 Act provides that every registered investment company must be audited at least once each year by independent public accountants selected by a majority of the independent Board members.


The VP Board has selected KPMG LLP to be the New VP Fund's independent auditor for the current fiscal year. KPMG LLP, in accordance with Independence Standards Board Standard No. 1 ("ISB No. 1"), has confirmed to the VP Board that they are independent auditors with respect to the New VP Fund. The independent auditors examine annual financial statements for the New VP Fund and provide other requested non-audit and tax-related services to AEFC and its subsidiaries. The VP Board does not consider other non-audit services provided by KPMG LLP to be incompatible with maintaining the independence of KPMG LLP in its audits of the New VP Fund, taking into account representations from KPMG LLP, in accordance with ISB No. 1, regarding its independence from the New VP Fund and its related entities.


Audit Fees, Audit-Related Fees, Tax Fees and All Other Fees. No audit fees, audit-related fees, tax fees or other fees will be paid to KPMG LLP until the New VP Fund begins operations.


Audit Committee's Policy on Pre-Approval of Services Provided by KPMG LLP. The Joint Audit Committee of the VP Board or its designee shall pre-approve professional services KPMG LLP performs for the American Express Funds and for AEFC and any of its subsidiaries that provide services to the American Express Funds and shall evaluate KPMG LLP independence by receiving a report at each meeting setting forth the work KMPG LLP has been engaged to do for American Express Company worldwide.


Representatives of KPMG LLP are expected to be present at the meeting. They will be given the opportunity to make a statement to Contract Owners and are expected to be available to respond to any questions that may be raised at the meeting.

VP Board Recommendation and Vote Required. The VP Board recommends that Contract Owners ratify the selection of KPMG LLP as independent auditors of the New VP Fund. Ratification of the selection requires a vote by a majority of the shares present or represented at the meeting. If the selection of the independent auditors is not ratified, the VP Board will consider what further action must be taken.

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30   PROXY STATEMENT/PROSPECTUS

PROPOSAL 4. APPROVE OR REJECT THE INVESTMENT MANAGEMENT SERVICES AGREEMENT FOR THE NEW VP FUND WITH AEFC


Under an Investment Management Services Agreement ("IMS Agreement") with the VP Corporation on behalf of its series, the New VP Fund, AEFC provides investment management services. For its services, AEFC is paid an annual fee equal to 0.40% of the New VP Fund's average daily net assets. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the IMS Agreement, the New VP Fund also pays brokerage commissions and expenses properly payable by the New VP Fund, approved by the VP Board.


Review of Agreements. The VP Board reviewed the IMS Agreement. The VP Board will monitor the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the VP Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.


VP Board Conclusions. The VP Board observed that, except for the organizational structure, all other aspects of the Current Funds' investment management relationship remain unchanged with the assets being managed by the same portfolio manager and the investment manager receiving the same compensation. The VP Board observed that the new organizational structure offers efficiencies in administartion without incurring a change of management style or an increase in costs for the Contract Owners. Accordingly, the VP Board determined that having their assets managed in a fund that is in the AXP fund family serves the interests of Contract Owners. Accordingly, at a meeting held on April 7, 2004, called for the purpose of considering the proposed Agreement, all of the independent members first and then a majority of the VP Board as a whole, by vote, cast in person, approved the terms of the proposed IMS Agreement. If approved, the proposed IMS Agreement will continue from year to year after the second year, so long as it is approved at least annually by a majority of the VP Board, including a majority of the independent members. The proposed IMS Agreement may be terminated at any time by the VP Board, AEFC or the shareholders and will terminate automatically if it is assigned.


VP Board Recommendation and Vote Required. The VP Board recommends that Contract Owners approve the proposed IMS Agreement. The IMS Agreement must be approved by the lesser of (a) a majority of the New VP Fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If the proposed IMS Agreement is not approved, the VP Board will consider what further action must be taken.

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31   PROXY STATEMENT/PROSPECTUS

PROPOSAL 5. APPROVE OR REJECT A POLICY AUTHORIZING AEFC, SUBJECT TO VP BOARD APPROVAL, TO RETAIN AND REPLACE SUBADVISERS, OR TO MODIFY SUBADVISORY AGREEMENTS, WITHOUT CONTRACT OWNER APPROVAL

If approved under Proposal 4, AEFC will serve as the investment adviser of the New VP Fund and make the day-to-day investment decisions for the fund. In the future, AEFC, with the approval of the VP Board, may wish to hire, add or change a subadviser to handle the day-to-day investment decisions.

Contract Owner Approval of Subadvisory Agreements. Federal securities laws generally require that Contract Owners provide IDS Life with voting instructions to approve or disapprove agreements with a fund's subadviser, as well as with the investment adviser. Contract Owner action also is required if the terms of existing agreements are materially changed or if there is a change in control of the subadviser. In order to obtain Contract Owner instructions, the fund must call and conduct a meeting, prepare and distribute proxy materials, and solicit votes from Contract Owners. The process is costly and time-consuming. The VP Board believes that it is in Contract Owners' best interests if the VP Board represents their interests in approving or rejecting recommendations made by AEFC regarding subadvisers. This approach will avoid the cost and time delay associated with holding meetings to obtain approval for the changes.

SEC Exemptive Order. The New VP Fund operates under an SEC exemptive order that exempts it from the federal securities law requirements to obtain Contract Owner instructions regarding unaffiliated subadvisers (the "SEC Order"). The SEC Order permits the New VP Fund to hire new subadvisers, to rehire existing subadvisers that have experienced a change in control and to modify subadvisory agreements, without obtaining instructions from Contract Owners, provided Contract Owners approve a policy authorizing AEFC, with the approval of the VP Board, to take such action.


Under the SEC Order, the New VP Fund and AEFC are subject to several conditions imposed by the SEC to ensure that the interests of the Contract Owners are adequately protected. In addition, within 90 days of a change to the New VP Fund's subadvisory arrangements, the fund will provide you with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that the New VP Fund would be required to send to you in a proxy statement.


Contract Owner approval of this proposal will not result in an increase or decrease in the total amount of investment advisory fees paid by the New VP Fund. AEFC, directly or through subadvisers, will continue to provide the same level of management and administrative services to the New VP Fund.

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32   PROXY STATEMENT/PROSPECTUS

The SEC Order applies to at least the following situations:

o AEFC recommends that the New VP Fund's management be diversified by adding a subadviser

o AEFC recommends that a subadviser be removed for substandard performance and replaced with a different subadviser

o    There is a change in control of the subadviser

Comparison of Standard and Exemptive Order Selection Process for Subadvisers. Under both the standard process for approval of subadvisory agreements and under the exemptive order process, any change in a subadvisory agreement requires approval by the VP Board. In considering whether to appoint a subadviser, the VP Board will analyze the factors it considers relevant, including:

o The nature, quality and scope of services provided by a subadviser to investment companies comparable to the New VP Fund.

o The ability of the subadviser to provide its services to the New VP Fund, as well as its personnel, operations, financial condition or any other factor that would affect the provision of those services.

o The subadviser's investment performance with respect to mutual funds or other managed accounts that are comparable.

o Other factors that the VP Board considers relevant to the subadviser's performance as an investment adviser.

Under the standard process for approval of subadvisory agreements, in addition to VP Board approval, Contract Owners must provide voting instructions to approve any change in subadvisory agreements. This Contract Owner action would be eliminated under the exemptive order process for approval of subadvisory agreements. While the policy would be effective immediately, there are no current plans to add a subadviser.

If the policy is approved, all subadvisory agreements will be for a period of one year and will be renewable from year to year, if approved by the VP Board. The agreements may be terminated without penalty by the VP Board, AEFC, voting instructions from Contract Owners, or the subadviser on 60 days notice.

VP Board Recommendation and Vote Required. The VP Board recommends that Contract Owners approve the policy. The change must be approved by the lesser of (a) a majority of the New VP Fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If the change is not approved, the New VP Fund will require Contract Owner approval of changes in subadvisory relationships.

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33   PROXY STATEMENT/PROSPECTUS

SECTION B -- PROXY VOTING AND CONTRACT OWNER MEETING INFORMATION

Voting. Contract Owners will be asked to approve the Reorganization by approving Proposal 1. Each Current Fund share is entitled to one vote. For those of you who cannot come to the meeting, the Current Boards are asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone or internet. Signed proxy cards returned without instructions will be voted in favor of all proposals. To take action on the proposed Reorganization, the Reorganization must be approved by a majority of the total number of shares entitled to vote.

If the Reorganization is approved, Contract Owners will instruct IDS Life as to how to vote fund shares for Proposals 2, 3, 4 and 5. Contract Owners will provide instructions by voting themselves using mail, telephone or internet. IDS Life will vote any fund shares for which they do not receive voting instructions in proportionately the same manner -- either For, Against or Abstain -- as shares for which they do receive instructions.

In voting for VP Board members, you may vote all of your shares cumulatively. This means that you have the right to give each nominee an equal number of votes or divide the votes among the nominees as you wish. You have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected. If you elect to withhold authority for any individual nominee or nominees, you may do so by marking the box labeled "For All Except," and by writing the number of any excepted nominee on the line provided, as is further explained on the card itself. If you do withhold authority, the proxies will not vote shares equivalent to the proportionate number applicable to the names for which authority is withheld.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of the proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

For the Reorganization to occur, a majority of the Contract Owners of each of the Current Funds must approve the proposed Reorganization.

Revoking Your Proxy. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by mail, telephone or internet.

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34   PROXY STATEMENT/PROSPECTUS

Joint Proxy Statement/Simultaneous Meetings. This joint proxy statement reduces the preparation, printing and mailing costs of sending separate proxy statements for the Current Funds. The meetings of the Current Funds will be held simultaneously with each proposal being voted on separately by Contract Owners. If any Contract Owner objects to the holding of simultaneous meetings, the Contract Owner may move for an adjournment of his or her fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that fund may be held separately. If a Contract Owner makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

Solicitation of Proxies. The Current Boards are asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses for the proxy material and the postage for the Current Funds. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact. The expenses of any supplementary solicitation will be paid by AEFC.

Contract Owner Proposals. No proposals were received from Contract Owners. If the Reorganization is approved, Contract Owners will participate in meetings of the New VP Fund Contact Owners and there will be no further meetings of the Current Funds' Contract Owners. The New VP Fund is not required to hold regular meetings of Contract Owners each year. However, meetings are held from time to time and proposals of Contract Owners that are intended to be presented at future meetings must be submitted in writing to the New VP Fund in reasonable time prior to the solicitation of proxies for the meeting.

Dissenters' Right of Appraisal. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Current Funds shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit D.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any Contract Owner elects to exercise dissenters' rights under Minnesota law, the Current Funds intend to submit this question to a court of competent jurisdiction. In that event, a dissenting Contract Owner would not receive any payment until the end of the court proceeding.

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35   PROXY STATEMENT/PROSPECTUS

Adjournment. In the event that not enough votes in favor of any of the proposals are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of Contract Owners on the proposals. Any adjournment requires the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against any of the proposals. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

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36   PROXY STATEMENT/PROSPECTUS

SECTION C -- CAPITALIZATION AND OWNERSHIP  OF FUND SHARES


Capitalization

The following table shows the actual capitalization of the Current Funds as of December 31, 2003, as well as the pro forma capitalization of the New VP Fund and New UITs, assuming the Reorganization had taken place.

Table C-1
Capitalization
                          Net        Net Asset Value    Units or Shares
                        Assets      per Unit or Share     Outstanding
Fund A              $245,837,776            $23.72    10,132,502  Units
Fund B              $337,458,729            $28.32    11,494,024  Units
New VP Fund         $583,515,313            $42.63    13,687,394  Shares
New UIT A           $245,837,776            $23.72    10,132,502  Units
New UIT B           $337,458,729            $28.32    11,494,024  Units

Ownership of Fund Shares. The following table provides information on Contract Owners who indirectly owned more than 5% of the Current Funds' outstanding shares as of December 31, 2003. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. As of December 31, 2003, Board members and executive officers of Fund A as a group indirectly owned less than 1% of the outstanding shares of Fund A. As of December 31, 2003, Board members and executive officers of Fund B as a group indirectly owned less than 1% of the outstanding shares of Fund B. As of December 31, 2003, the New VP Fund was not yet available.

Table C-2
Ownership of Fund Shares
                                                          Percent of
                          5%           Percent of    shares held following
                        owners         shares held    the Reorganization
Fund A                   None                --                --
Fund B                   None                --                --
New VP Fund              None                --                --


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37   PROXY STATEMENT/PROSPECTUS

SECTION D -- ADDITIONAL INFORMATION ABOUT THE CURRENT FUNDS

Current Fund Transactions. For fiscal year ended December 31, 2003, the Current Funds paid the following in brokerage commissions:

                   Total Brokerage       Amount Paid          % Paid to
                      Commissions    to Affiliated Broker  Affiliated Broker
Fund A                $  753,820            $390                  0.05%
Fund B                $1,079,787            $540                  0.05%

Financial Statements. The financial statements of the Current Funds, as of December 31, 2003, included in the Current Funds' Annual Reports have been audited by Ernst & Young LLP, independent auditors, and are incorporated herein by reference in reliance upon the report given on the authority of the firm as experts in accounting and auditing.

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38   PROXY STATEMENT/PROSPECTUS

Exhibit A


AGREEMENT AND PLAN OF REORGANIZATION

   This Agreement and Plan of Reorganization (the "Agreement"), entered into as of the 8th day of April, 2004, by and among IDS Life Insurance Company ("IDS Life"), a stock life insurance company organized and existing under the laws of the State of Minnesota, IDS Life Variable Annuity Fund A ("Fund A") and IDS Life Variable Annuity Fund B ("Fund B," Fund A and Fund B, each a "Current Fund" and together, the "Current Funds"), each a managed separate account established and existing under the insurance laws of the State of Minnesota, AXP(R) Variable Portfolio - Select Series, Inc. (the "VP Corporation"), a corporation organized and existing under the laws of the State of Minnesota, on behalf of AXP(R) Variable Portfolio - Core Equity Fund (the "New VP Fund"), and American Express Financial Corporation ("AEFC"), a corporation organized and existing under the laws of the State of Delaware (for the purposes of Article IV only), WITNESSETH, that


   WHEREAS, the Current Funds are registered with the Securities and Exchange Commission (the "Commission") as open-end, diversified management investment companies under the Investment Company Act of 1940 (the "1940 Act"), are each managed by a Board of Managers comprised of the same individuals, have identical investment objectives of long-term capital appreciation, and hold assets that are materially similar; and

   WHEREAS, the Current Funds currently support interests under variable annuity contracts (the "Contracts") that were registered under the Securities Act of 1933 (the "1933 Act"), and while those registration statements remain in effect and additional purchase payments are accepted under certain of those Contracts, new sales of the Contracts have been terminated; and

   WHEREAS, AEFC serves as investment adviser to the Current Funds; and

   WHEREAS, the VP Corporation is registered with the Commission as an open-end, management investment company and the New VP Fund is a diversified series thereof; and

   WHEREAS, the Board of Managers of Fund A has approved the transfer of assets of Fund A to the New VP Fund in exchange for shares of the New VP Fund and the restructuring of Fund A as a unit investment trust (the "New UIT A"), and the Board of Managers of Fund B has approved the transfer of assets of Fund B to the New VP Fund in exchange for shares of the New VP Fund and the restructuring of Fund B as a unit investment trust (the "New UIT B," New UIT A and New UIT B, each a "New UIT"), and each New UIT shall be registered with the Commission under the 1940 Act as a unit investment trust (the "Reorganization"); and

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A-1   PROXY STATEMENT/PROSPECTUS

   WHEREAS, following the Reorganization, each New UIT shall be a passive investment vehicle with no Board of Managers, no investment adviser and no managed portfolio of investments, but shall invest exclusively in shares of the New VP Fund; and

   WHEREAS, following the Reorganization, the New VP Fund shall have a substantially similar investment objective and substantially similar investment policies and the same investment adviser as the Current Funds; and

   WHEREAS, the Board of Managers of each Current Fund has considered and approved the actions contemplated by this Agreement; and

   WHEREAS, the Boards of Directors of IDS Life and of the VP Corporation have each considered and approved the actions contemplated by this Agreement; and

   WHEREAS, this Agreement is conditioned upon approval of the Reorganization described herein by vote of a majority of the outstanding voting securities of Fund A and by vote of a majority of the outstanding voting securities of Fund B, as defined in the Minnesota Business Corporations Act, at a meeting of the owners of the Contracts (the "Contract Owners") called for that purpose, or any adjournments thereof;

   NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

                                    ARTICLE I

                                  CLOSING DATE

   SECTION 1.01. The Reorganization contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the "Closing Date"). The time on the Closing Date as of which the Reorganization is consummated is referred to hereinafter as the "Effective Time."

   SECTION 1.02. The parties agree to use their best efforts to obtain all necessary regulatory and Contract Owner approvals and perform all other acts necessary or desirable to complete the Reorganization as of the Closing Date.

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A-2   PROXY STATEMENT/PROSPECTUS

                                   ARTICLE II

                           REORGANIZATION TRANSACTIONS

   SECTION 2.01. As of the Effective Time, IDS Life, on behalf of the Current Funds, shall sell, assign, and transfer all cash (except, if required, for a minimal amount needed to keep bank accounts open), all securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable (collectively, "portfolio assets") of the Current Funds to be held as the property of the New VP Fund.

   SECTION 2.02. In exchange for the portfolio assets of the Current Funds, the New VP Fund shall issue to IDS Life for allocation to each New UIT, shares of the New VP Fund, and the New VP Fund shall assume any unsatisfied liability incurred by the Current Funds before the Effective Time (other than liabilities associated with insurance obligations that will be assumed by the New UITs). For each Current Fund, the number of shares of the New VP Fund to be issued in the exchange shall be determined by dividing the value of the net assets of that Current Fund to be transferred, as of the close of trading on the Closing Date, by the initial per share value assigned to the shares of the New VP Fund.

   SECTION 2.03. As of the Effective Time, IDS Life shall cause the shares of the New VP Fund it receives pursuant to Section 2.02 above to be duly and validly recorded and held on its records as assets of each New UIT, such that the Contract Owners' interests in each New UIT after the Closing Date shall then be equivalent to their former interests in the Current Funds. IDS Life shall take all action necessary to ensure that such interests in each New UIT, immediately following the Effective Time, are duly and validly recorded on the Contract Owners' individual account records.

   SECTION 2.04. The shares of the New VP Fund to be issued hereunder shall be issued in open account form by book entry without the issuance of certificates. Each such share that is issued pursuant to Section 2.02 above shall be issued for a consideration equal to the initial value of shares of the New VP Fund.

   SECTION 2.05. If, at any time after the Closing Date, New UIT A, New UIT B, the New VP Fund, or IDS Life determine that any further conveyance, assignment, documentation, or action is necessary or desirable to complete the Reorganization contemplated by this Agreement or to confirm full title to the assets transferred, the appropriate party or parties shall execute and deliver all such instruments and take all such actions.

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A-3   PROXY STATEMENT/PROSPECTUS

                                  ARTICLE III

                            WARRANTIES AND CONDITIONS

   SECTION 3.01. IDS Life, the Current Funds, and the New VP Fund, as appropriate, make the following representations and warranties, which shall survive the Closing Date and bind their respective successors and assigns (e.g., New UIT A and New UIT B):


   (a) IDS Life, the Current Funds and the VP Corporation are validly organized and established, and in good standing under the laws of the State of Minnesota, and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including entering into this Agreement and to effect the Reorganization contemplated hereby (provided that all necessary approvals referred to in Section 3.02 of this Agreement are obtained);


   (b) Each Current Fund and the VP Corporation are duly registered as open-end, management investment companies under the 1940 Act;

   (c) The Contracts are validly issued and non-assessable, and all of the Contracts issued through each Current Fund have been offered and sold in material compliance with applicable requirements of the federal securities laws;

   (d) All corporate and other proceedings necessary and required to be taken by IDS Life, the Current Funds and the VP Corporation to authorize and carry out this Agreement and to effect the Reorganization have been duly and properly taken;

   (e) There are no suits, actions, or proceedings pending or threatened against the Current Funds or the New VP Fund which, to its knowledge, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business -- further, there are no suits, actions, or proceedings pending or threatened against any party to this Agreement which, to its knowledge, if adversely determined, would materially and adversely affect its ability to carry out its obligations hereunder;

   (f) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against the Current Funds or the New VP Fund which, to its knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect its financial condition or the conduct of its business -- further, there are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against any party to this Agreement, to its knowledge, that would lead to any suit, action, or proceeding that would materially and adversely affect its ability to carry out its obligations hereunder;

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A-4   PROXY STATEMENT/PROSPECTUS

   (g) Should any party to this Agreement become aware, prior to the Effective Time, of any suit, action, or proceeding, of the types described in paragraphs
(e) or (f) above, instituted or commenced against it, such party shall immediately notify and advise all other parties to this Agreement;

   (h) Immediately prior to the Effective Time, IDS Life shall have valid and unencumbered title to the portfolio assets of each Current Fund, except with respect to those assets for which payment has not yet been made;

   (i) Each party shall make available all information concerning itself which may be required in any application, registration statement, or other filing with a governmental body to be made by the New VP Fund, IDS Life, or each Current Fund, or any or all of them, in connection with any of the transactions contemplated by this Agreement and shall join in all such applications or filings, subject to reasonable approval by its counsel. Each party represents and warrants that all of such information so furnished shall be correct in all material respects and that it shall not omit any material fact required to be stated therein or necessary in order to make the statements therein not misleading;

   (j) Other than with respect to contracts entered into in connection with the portfolio management and custody of assets of the Current Funds which shall terminate on or prior to the Closing Date, no party is currently engaged, and the execution, delivery and performance of the Agreement by each party shall not result, in a material violation of any such party's charter, by-laws, or any material agreement, indenture, instrument, contract, lease or other undertaking to which such party is bound, and to such party's knowledge, the execution, delivery and performance of the Agreement shall not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which any such party is bound; and

   (k) This Agreement is a valid obligation of IDS Life, the Current Funds and the VP Corporation and is legally binding upon them in accordance with its terms.

   SECTION 3.02. The obligations of the parties hereunder shall be subject to satisfaction of each of the following conditions:

   (a) The representations contained herein shall be true as of and at the Effective Time with the same effect as though made at such time, and such parties shall have performed all obligations required by this Agreement to be performed by each of them prior to such time;

   (b) The Commission shall not have issued an unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization contemplated hereby;

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A-5   PROXY STATEMENT/PROSPECTUS

   (c) The appropriate parties shall have received orders from the Commission providing such exemptions and approvals as they and their counsel reasonably deem necessary, and shall have made all necessary filings, if any, with, and received all necessary approvals from, state securities or insurance authorities;

   (d) The VP Corporation shall have filed with the Commission a registration statement on Form N-14 under the 1933 Act and such amendments thereto as may be necessary or desirable to effect the purposes of the Reorganization;

   (e) The VP Corporation shall have filed a notification of registration on Form N-8A under the 1940 Act, a registration statement on Form N-1A under the 1933 Act and the 1940 Act, and such amendments thereto as may be necessary or desirable to register the New VP Fund and its shares;

   (f) Each Current Fund shall have filed on Form N-4 a post-effective amendment to its registration statement under the 1933 Act and the 1940 Act, and such additional post-effective amendments thereto as may be necessary or desirable to effect the purposes of the Reorganization;

   (g) The appropriate parties shall have taken all actions necessary for the filings required by paragraphs 3.02(d) through (f) to become effective, and no reason shall be known by the parties which would prevent such filings from becoming effective in a timely manner;

   (h) At a meeting of the Contract Owners called for such purpose (or any adjournments thereof), a majority of the outstanding voting securities (as defined in the Minnesota Business Corporations Act) of the Current Funds shall have voted in favor of approving this Agreement and the Reorganization contemplated hereby, and shall also have voted to direct IDS Life to vote to:

     (1) elect a Board of Directors of the VP Corporation;

     (2) ratify the independent auditors of the New VP Fund;

     (3) approve the investment advisory agreement for the New VP Fund with AEFC; and

     (4) authorize AEFC, subject to VP Corporation board approval, to retain and replace subadvisers, or to modify subadvisory agreements, without shareholder approval.

   (i) The Board of Directors of the VP Corporation shall have taken the following action at a meeting duly called for such purposes:

     (1) approve this Agreement and adopted it as a valid obligation of the VP Corporation on behalf of the New VP Fund and legally binding upon it,

     (2) approve the investment advisory agreement between the VP Corporation on behalf of the New VP Fund and AEFC,

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A-6   PROXY STATEMENT/PROSPECTUS

     (3) approve investment objectives, policies and restrictions for the New VP Fund that are substantially similar to the investment objectives, policies and restrictions of each Current Fund as in effect immediately prior to the Reorganization (which may include changes approved at the Contract Owner's meetings referred to above), and

     (4) authorize the issuance by the New VP Fund on the Closing Date of shares of the New VP Fund at their initial net asset value per share in exchange for the portfolio assets of each Current Fund as contemplated by this Agreement.

   (j) IDS Life and each Current Fund shall have received an opinion of counsel to the New VP Fund (who may be the same as counsel to IDS Life and the Current Funds) in form and substance reasonably satisfactory to IDS Life and the Current Funds to the effect that, as of the Closing Date:

     (1) the New VP Fund has been duly organized, is existing in good standing, and is authorized to issue its shares for the purposes contemplated by this Agreement and the VP Corporation is duly registered as an investment company under the 1940 Act,

     (2) the shares of the New VP Fund to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided herein, shall be validly issued, fully paid, and non-assessable,

     (3) all corporate and other proceedings required to be taken by or on the part of the New VP Fund to authorize and carry out this Agreement and effect the Reorganization have been duly and properly taken, and

     (4) this Agreement is a valid obligation of the New VP Fund and legally binding upon it in accordance with its terms;

   (k) The New VP Fund shall have received an opinion from counsel to IDS Life (who may be the same as counsel to the New VP Fund and the Current Fund) in form and substance reasonably satisfactory to the New VP Fund to the effect that, as of the Closing Date:

     (1) IDS Life and the Current Funds are validly organized and in good standing under the laws of the State of Minnesota and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and effect the transactions contemplated hereby,

     (2) all corporate and other proceedings necessary and required to be taken by or on the part of IDS Life and the Current Funds to authorize and carry out this Agreement and to effect the Reorganization have been duly and properly taken, and

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A-7   PROXY STATEMENT/PROSPECTUS

     (3) this Agreement is a valid obligation of IDS Life and the Current Funds and legally binding upon them in accordance with its terms;

   (l) IDS Life, the Current Funds and the New VP Fund shall have received an opinion of Sutherland Asbill & Brennan LLP as to the federal income tax consequences of the Reorganization in form and substance reasonably satisfactory to IDS Life, the Current Funds and the New VP Fund to the effect that, as of the Closing Date:

     (1) IDS Life (including the Current Funds) will not recognize any gain or loss as a result of the restructuring of the Current Funds as New UITs,

     (2) IDS Life (including the Current Funds) will not recognize any gain or loss as a result of the transfer of the Current Funds' assets to the New VP Fund in exchange for shares of the New VP Fund and the assumption by the New VP Fund of the Current Funds' liabilities (other than liabilities associated with insurance obligations that will be assumed by the New UITs),

     (3) no gain or loss will be recognized by the New VP Fund upon the receipt of the Current Funds' assets solely in exchange for the issuance of New VP Fund shares and the assumption of the Current Funds' liabilities (other than liabilities associated with insurance obligations that will be assumed by the New UITs),

     (4) the New VP Fund's basis in the Current Funds' assets received will be the same as IDS Life's basis in those assets immediately prior to the Reorganization,

     (5) the New VP Fund's holding period for the transferred assets will include IDS Life's holding period therefor,

     (6) IDS Life's aggregate basis in the shares of the New VP Fund received in the Reorganization will be the same as the aggregate adjusted basis of the assets surrendered in exchange therefor reduced by the amount of any liabilities of the Current Funds assumed by the New VP Fund,

     (7) IDS Life's holding period in the shares of the New VP Fund received in the Reorganization will include its holding period for the assets surrendered in exchange therefor, provided such assets were held as capital assets on the Closing Date, and

     (8) no gain or loss will be recognized by the Contract Owners as a result of the Reorganization;

   (m) Each party shall have furnished, as reasonably requested by any other party, other legal opinions, officers' certificates, incumbency certificates, certified copies of board and committee resolutions, good standing certificates, and other closing documentation as may be appropriate for a transaction of this type.

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A-8   PROXY STATEMENT/PROSPECTUS

                                   ARTICLE IV

                                      COSTS

   SECTION 4.01. AEFC shall bear all expenses in connection with effecting the Reorganization contemplated by this Agreement including, without limitation, preparation and filing of registration statements, applications, and amendments thereto on behalf of any and all parties hereto; and all legal, accounting, and data processing services necessary to effect the Reorganization.

                                    ARTICLE V

                                   TERMINATION

   SECTION 5.01. This Agreement may be terminated and the Reorganization abandoned at any time prior to the Effective Time, notwithstanding approval by the Contract Owners:

   (a) by mutual consent of the parties hereto;

   (b) by any of the parties if any condition set forth in Section 3.02 has not been fulfilled by the other parties; or

   (c) by any of the parties if the Reorganization does not occur on or before Dec. 31, 2004 and no subsequent date can be mutually agreed upon.

   SECTION 5.02. At any time prior to the Effective Time, any of the terms or conditions of this Agreement may be waived by the party or parties entitled to the benefit thereof if such waiver shall not have a material adverse effect on the interests of Contract Owners.

                                   ARTICLE VI

                                     GENERAL

   SECTION 6.01. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

   SECTION 6.02. This Agreement shall be governed by and construed and enforced in accordance with the laws of Minnesota, without regard to its principles of conflicts of law.

                                   ARTICLE VII

                                 INDEMNIFICATION

   SECTION 7.01. Each party will indemnify and hold the other and its officers and board members (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with

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A-9   PROXY STATEMENT/PROSPECTUS
respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.
   IN WITNESS WHEREOF, as of the day and year first above written, each of the parties has caused this Agreement to be executed on its behalf.

IDS LIFE INSURANCE COMPANY


By: /s/ Timothy V. Bechtold
    -------------------------
        Timothy V. Bechtold
        President

IDS LIFE VARIABLE ANNUITY FUND A

By: /s/ Timothy V. Bechtold
    -------------------------
        Timothy V. Bechtold
        President

IDS LIFE VARIABLE ANNUITY FUND B

By: /s/ Timothy V. Bechtold
    -------------------------
        Timothy V. Bechtold
        President


AXP(R) VARIABLE PORTFOLIO - SELECT SERIES, INC. ON BEHALF OF AXP(R) VARIABLE PORTFOLIO - CORE EQUITY FUND


By: /s/ Leslie L. Ogg
    -------------------------
        Leslie L. Ogg
        Vice President


The undersigned is a party to this Agreement for purposes of Article IV only.

AMERICAN EXPRESS FINANCIAL CORPORATION


By: /s/ Paula R. Meyer
    -------------------------
        Paula R. Meyer
        Senior Vice President and General Manager - Mutual Funds


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A-10   PROXY STATEMENT/PROSPECTUS

(logo)
American
  Express(R)
 Funds
                                    Exhibit B

                             New VP Fund Prospectus

AXP(R) Variable Portfolio - Core Equity Fund


Prospectus/July 1, 2004


AXP Variable Portfolio - Core Equity Fund seeks to provide shareholders with long-term growth of capital.

Please note that this Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


(logo)
AMERICAN
 EXPRESS
(R)
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B-1   PROXY STATEMENT/PROSPECTUS

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                             B- 3

Goal                                                 B- 3

Principal Investment Strategies                      B- 3

Principal Risks                                      B- 4

Past Performance                                     B- 4

Investment Manager                                   B- 5

Other Securities and Investment Strategies           B- 5


Fees and Expenses                                    B- 6

Buying and Selling Shares                            B- 6

Valuing Fund Shares                                  B- 6

Purchasing Shares                                    B- 7


Transferring/Selling Shares                          B- 7

Distributions and Taxes                              B- 7

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B-2   PROXY STATEMENT/PROSPECTUS

The Fund

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. The Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of the Fund may differ significantly from any publicly-traded retail mutual fund.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract and allocating your purchase payments to the variable account that invests in the Fund.

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o    Identifying companies with:

     o   attractive valuations, and

     o   the potential for earnings growth.

o Identifying securities that AEFC believes have good potential for capital appreciation.

o Evaluating opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC may weight certain sectors more heavily than others based on its expectations about growth and market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to other potential investments.

o    The security has reached AEFC's price objective.

o    The company has met AEFC's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's or security's performance.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o    A more attractive opportunity has been identified.

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B-3   PROXY STATEMENT/PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Increased portfolio turnover could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Style Risk

     Issuer Risk

     Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk


The Fund's management strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in small or medium capitalization stocks. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers. For example, income producing equity securities such as dividend paying stocks, convertible securities and preferred stocks may not produce the income expected.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the Russell 1000(R) Index, an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Fund also intends to compare its performance to the Lipper Large-Cap Core Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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B-4   PROXY STATEMENT/PROSPECTUS

INVESTMENT MANAGER


The Fund's portfolio manager is:


Doug Chase, Portfolio Manager

o    Managed the Fund since 2004.

o    Joined AEFC as a portfolio manager in 2002.

o    Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o    Began investment career in 1992.

o    MBA, University of Michigan.


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee is 0.40% of average daily net assets. Under the agreement, the Fund also pays brokerage commissions and expenses properly payable by the Fund, approved by the board. AEFC, the Fund's investment manager, located at 200 AXP Financial Center, Minneapolis, MN 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


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B-5   PROXY STATEMENT/PROSPECTUS

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract, including those that may be associated with surrender or withdrawal. Any charges that apply to the variable account and your contract are described in the annuity contract prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract.

ANNUAL FUND OPERATING EXPENSES

As a percentage of average daily net assets
Management fees                              0.40%
Distribution (12b-1) fees                    0.00%
Other expenses                               0.00%
Total                                        0.40%

Example


This example is intended to show you the expenses you would pay if you invest $10,000 in a variable account that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:


                                          1 year                 3 years
                                            $41                   $129

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

This example does not reflect the expenses that apply to the variable account or the contract. Inclusion of these charges would increase expenses for all periods shown.

Buying and Selling Shares

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by

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B-6   PROXY STATEMENT/PROSPECTUS
events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign securities are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


PURCHASING SHARES


You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.


For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus.


You may provide instructions to sell any shares you have allocated to the variable account investing in shares of the Fund. AEFC or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. The sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.


Please refer to your annuity contract prospectus for more information about transfers between the variable account and the fixed account as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (variable accounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


REINVESTMENT


Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

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B-7   PROXY STATEMENT/PROSPECTUS

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

--------------------------------------------------------------------------------
B-8   PROXY STATEMENT/PROSPECTUS

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-21534

(logo)
AMERICAN
 EXPRESS
(R)

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                                 S-6347 A (7/04)


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B-10   PROXY STATEMENT/PROSPECTUS

Exhibit C

Joint Audit Committee Charter

RESOLVED, That the Joint Audit Committee is to assist independent members of the Boards of the corporations and trusts that form the AXP Funds and Preferred Master Trust Group in fulfilling their oversight responsibilities to the shareholders, potential shareholders and investment community relating to the reliability of financial reporting, the effectiveness and efficiency of operations, the work done by external auditors, the adequacy of internal controls, and the compliance with applicable laws and regulations;

RESOLVED, That the Committee shall be composed of at least three independent Boards' members appointed annually by the independent members of the respective Boards and the Chair of the Board;

RESOLVED, That the Committee shall meet at least four times a year and more frequently as circumstances require;

RESOLVED, that the meetings shall be called by the Chairperson or fixed in advance by the Committee and the agenda shall be prepared under the direction and control of the Chairperson and the Committee;

RESOLVED, That the Committee shall:

1. Recommend to the independent members of each Board an independent public accountant the Committee believes is best qualified to examine and report on the financial statements within 90 days before or after the fiscal year end of its registered investment company;

2.   Meet with representatives of the independent public accountant to:

     o    Approve  professional   services  it  performs  for  American  Express
          Financial Corporation and any of its subsidiaries that provide services to corporations and trusts that form the AXP Funds and Preferred Master Trust Group

     o Evaluate its independence by receiving a report at each meeting setting forth the work it has been engaged to do for American Express Company or its subsidiaries

     o Encourage open lines of communications between it and the Committee and between it and American Express Enterprise Risk and Assurance Services

     o Consider the scope of the annual audit plan and the estimated fees to be charged

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C-1   PROXY STATEMENT/PROSPECTUS

     o Review the results of annual audits, including any report regarding significant findings and the adequacy of American Express Financial Corporation's responses

     o    Consider  if  financial   statements  employ  appropriate   accounting
          principles and present required information with clarity;

3. Report significant observations and conclusions about audits and financial statements to the Boards;

4. Meet with representatives of American Express Enterprise Risk and Assurance Services to:

     o Discuss its responsibility to each registered investment company with respect to its review of operations of American Express Financial Corporation and affiliates to the extent they pertain to the registered investment companies

     o    Consider  its  authority,  including  the  support  it  receives  from
          American  Express  Financial   Corporation's   senior  management  and
          American Express Company's General Auditor

     o Discuss whether it complies with the Institute of Internal Auditors' "Standard for the Professional Practice of Internal Auditing"

     o    Review its budget, staffing and proposed audit plans each year

     o Encourage open lines of communications between it and the Committee and between it and the independent public accountant

     o Review reports issued by American Express Enterprise Risk and Assurance Services that pertain to American Express Financial Corporation's operations related to the registered investment companies;

5. Consider the adequacy and effectiveness of internal controls, including the controls over computerized information systems, through discussions with the independent public accountant, American Express Enterprise Risk and Assurance Services and appropriate American Express Financial Corporation managers who provide reports to the Committee and elicit their recommendations for improving or identifying particular areas where new or more detailed controls or procedures are desirable giving particular emphasis to the adequacy of internal controls for exposing any payments, transactions, or procedures that might be deemed illegal or otherwise improper;

6. Review with the officers of the registered investment companies, the management of American Express Financial Corporation and the independent public accountant (if appropriate) significant legal and regulatory exposures, including any regulatory inquiries, examinations, reports or concerns;

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C-2   PROXY STATEMENT/PROSPECTUS

7. Request to be informed about all new or changed accounting principles and disclosure practices on a timely basis and inquire regarding the judgment and reasoning regarding the appropriateness, not just the acceptability, of the changes or proposed changes;

8. Report the work of the Committee to Boards as frequently as it deems appropriate;

9. Review and assess the adequacy of the Committee's charter at least annually and recommend any changes to the Boards;

10. Meet at least once a year in a private meeting with each of the three following groups: the independent public accountant, the American Express Financial Corporation's management responsible for the financial statements and recordkeeping of the registered investment companies, and the General Auditor of American Express Company and Audit Leader-Corporate Audit of American Express Financial Corporation;

11. Receive reports on the American Express Company's Compliance program as it relates to the operations of the registered investment companies;

12. Consider such other matters as any Board or Committee deems appropriate and perform such additional tasks as directed by resolution of any Board;

RESOLVED FURTHER, That the Committee is empowered to conduct its own investigations into issues related to its responsibilities and is authorized to employ such professional and technical assistance as it deems necessary.

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C-3   PROXY STATEMENT/PROSPECTUS

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C-4   PROXY STATEMENT/PROSPECTUS

Exhibit D

Minnesota Business Corporation Act  Sections 302A.471 and 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. Rights of dissenting shareholders

Subdivision 1. Actions creating rights. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1) alters or abolishes a preferential right of the shares;

     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

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D-1   PROXY STATEMENT/PROSPECTUS

(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

Subdivision 2. Beneficial owners.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

Subdivision 3. Rights not to apply.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger or (2) the corporation whose shares will be acquired by the acquiring corporation in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

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D-2   PROXY STATEMENT/PROSPECTUS

Subdivision 4. Other rights. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. Procedures for asserting dissenters' rights

Subdivision 1. Definitions.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

Subdivision 2. Notice of action. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

Subdivision 3. Notice of dissent. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

Subdivision 4. Notice of procedure; deposit of shares.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

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D-3   PROXY STATEMENT/PROSPECTUS

     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

Subdivision 5. Payment; return of shares.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

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D-4   PROXY STATEMENT/PROSPECTUS

Subdivision 6. Supplemental payment; demand. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

Subdivision 7. Petition; determination. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

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D-5   PROXY STATEMENT/PROSPECTUS

Subdivision 8. Costs; fees; expenses.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

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D-6   PROXY STATEMENT/PROSPECTUS

Exhibit E


Financial Highlights of the Current Funds

The financial highlights tables are intended to help you understand the Current Funds' financial performance. The total returns in the tables represent the rate that a Contract Owner would have earned or lost on an investment in the Current Fund (assuming reinvestment of all dividends and distributions). The returns do reflect the mortality and expense risk assurance fee and the administrative charge that apply to the contracts. The returns do not reflect the sales charge. Inclusion of the sales charge would reduce total return for all periods shown. The information in these tables is derived from financial statements of the Current Funds that have been audited by Ernst & Young LLP, whose report, along with the Current Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Fund A Financial Highlights

from Jan. 1, 1994 to Dec. 31, 2003

Year ended Dec. 31,                                                         2003       2002       2001       2000       1999
Accumulation unit value at beginning of year                              $18.61     $24.54     $30.54     $32.26     $24.53
Income from investment operations(a):
Net investment income (loss)                                                 .02       (.03)      (.10)      (.20)      (.20)
Net gains (losses) (both realized and unrealized)                           5.09      (5.90)     (5.90)     (1.52)      7.93
Total from investment operations                                            5.11      (5.93)     (6.00)     (1.72)      7.73
Accumulation unit value at end of year                                    $23.72     $18.61     $24.54     $30.54     $32.26
Total return(b)                                                           27.46%    (24.16%)   (19.65%)    (5.33%)    31.51%

Ratios/Supplemental Data
Total contract owner's equity
at end of year (000 omitted)                                            $245,838   $212,651   $316,867   $429,472   $493,966
Ratio of operating expenses to average daily net assets                    1.40%      1.40%      1.40%      1.40%      1.40%
Ratio of net investment income (loss) to average daily net assets           .09%      (.14%)     (.39%)     (.59%)     (.71%)
Portfolio turnover rate(c)                                                  108%       195%        76%        85%         5%

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E-1   PROXY STATEMENT/PROSPECTUS

Fund A Financial Highlights (continued)

Year ended Dec. 31,                                                         1998       1997       1996       1995       1994
Accumulation unit value at beginning of year                              $20.91     $17.04     $13.93     $10.27     $10.70
Income from investment operations(a):
Net investment income (loss)                                                (.14)      (.12)      (.07)      (.02)       .03
Net gains (losses) (both realized and unrealized)                           3.76       3.99       3.18       3.68       (.46)
Total from investment operations                                            3.62       3.87       3.11       3.66       (.43)
Accumulation unit value at end of year                                    $24.53     $20.91     $17.04     $13.93     $10.27
Total return(b)                                                           17.31%     22.71%     22.33%     35.64%     (4.01%)

Ratios/Supplemental Data
Total contract owner's equity
at end of year (000 omitted)                                            $406,987   $379,553   $327,778   $284,407   $223,317
Ratio of operating expenses to average daily net assets                    1.40%      1.40%      1.40%      1.40%      1.40%
Ratio of net investment income (loss) to average daily net assets          (.63%)     (.62%)     (.43%)     (.19%)      .27%
Portfolio turnover rate(c)                                                   19%        33%        13%        46%        63%

(a) Per accumulation unit value amounts have been calculated using average accumulation unit values outstanding method.

(b)  Total return does not reflect payment of a sales charge.

(c) Higher turnover rates may result in higher brokerage expenses. A portfolio management change and investment opportunities in July 2002 led to increased portfolio turnover during that fiscal year.

This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $6.97 as of Dec. 31, 2003, $5.66 as of Dec. 31, 2002, $7.73 as of Dec. 31, 2001, $9.95 as of Dec. 31, 2000,
$10.88 as of Dec. 31, 1999, $8.56 as of Dec. 31, 1998, $7.55 as of Dec. 31,
1997, $6.37 as of Dec. 31, 1996, $5.39 as of Dec. 31, 1995 and $4.11 as of Dec.
31, 1994. The value of an annuity unit (assuming a 5% investment rate) was $4.16 as of Dec. 31, 2003, $3.43 as of Dec. 31, 2002, $4.75 as of Dec. 31, 2001, $6.20
as of Dec. 31, 2000, $6.88 as of Dec. 31, 1999, $5.49 as of Dec. 31, 1998, $4.92
as of Dec. 31, 1997, $4.21 as of Dec. 31, 1996, $3.61 as of Dec. 31, 1995,and
$2.80 as of Dec. 31, 1994.

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E-2   PROXY STATEMENT/PROSPECTUS

Fund B Financial Highlights

from Jan. 1, 1994 to Dec. 31, 2003
Year ended Dec. 31,                                                         2003       2002       2001       2000       1999
Accumulation unit value at beginning of year                              $22.22     $29.42     $36.79     $38.85     $29.29
Income from investment operations(a):
Net investment income (loss)                                                 .02       (.04)      (.13)      (.29)      (.29)
Net gains (losses) (both realized and unrealized)                           6.08      (7.16)     (7.24)     (1.77)      9.85
Total from investment operations                                            6.10      (7.20)     (7.37)     (2.06)      9.56
Accumulation unit value at end of year                                    $28.32     $22.22     $29.42     $36.79     $38.85
Total return(b)                                                           27.45%    (24.47%)   (20.03%)    (5.30%)    32.64%

Ratios/Supplemental Data
Total contract owner's equity  at end of year (000 omitted)             $337,458   $313,880   $511,890   $745,723   $908,999
Ratio of operating expenses  to average daily net assets                   1.40%      1.40%      1.40%      1.40%      1.40%
Ratio of net investment income (loss)  to average daily net assets          .08%      (.17%)     (.43%)     (.71%)     (.89%)
Portfolio turnover rate(c)                                                  104%       187%        74%        79%         6%

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E-3   PROXY STATEMENT/PROSPECTUS

Fund B Financial Highlights (continued)

Year ended Dec. 31,                                                         1998       1997       1996       1995       1994
Accumulation unit value at beginning of year                              $24.71     $20.26     $16.55     $12.18     $12.69
Income from investment operations(a):
Net investment income (loss)                                                (.19)      (.16)      (.09)      (.03)       .03
Net gains (losses) (both realized and unrealized)                           4.77       4.61       3.80       4.40       (.54)
Total from investment operations                                            4.58       4.45       3.71       4.37       (.51)
Accumulation unit value at end of year                                    $29.29     $24.71     $20.26     $16.55     $12.18
Total return(b)                                                           18.54%     21.96%     22.42%     35.88%     (4.00%)

Ratios/Supplemental Data
Total contract owner's equity  at end of year (000 omitted)             $796,179   $758,172   $673,907   $613,941   $494,520
Ratio of operating expenses  to average daily net assets                   1.40%      1.40%      1.40%      1.40%      1.40%
Ratio of net investment income (loss)  to average daily net assets         (.73%)     (.72%)     (.50%)     (.19%)      .25%
Portfolio turnover rate(c)                                                   16%        29%        12%        44%        61%

(a) Per accumulation unit value amounts have been calculated using average accumulation unit values outstanding method.

(b)  Total return does not reflect payment of a sales charge.

(c) Higher turnover rates may result in higher brokerage expenses. A portfolio management change and investment opportunities in July 2002 led to increased portfolio turnover during that fiscal year.

This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $8.56 as of Dec. 31, 2003, $6.95 as of Dec. 31, 2002, $9.52 as of Dec. 31, 2001, $12.32 as of Dec. 31,
2000, $13.46 as of Dec. 31, 1999, $10. 51 as of Dec. 31, 1998, $9.17 as of Dec.
31, 1997, $7.78 as of Dec. 31, 1996, $6.58 as of Dec. 31, 1995 and $5.02 as of
Dec. 31, 1994. The value of an annuity unit (assuming a 5% investment rate) was $5.17 as of Dec. 31, 2003, $4.26 as of Dec. 31, 2002, $5.93 as of Dec. 31, 2001,
$7.78 as of Dec. 31, 2000, $8.63 as of Dec. 31, 1999, $6.83 as of Dec. 31, 1998,
$6.05 as of Dec. 31, 1997, $5.21 as of Dec. 31, 1996, $4.47 as of Dec. 31, 1995
and $3.46 as of Dec. 31, 1994.

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E-4   PROXY STATEMENT/PROSPECTUS

--------------------------------------------------------------------------------
                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS
                                                                       (R)
--------------------------------------------------------------------------------

                                                                 S-6307 A (7/04)

IDS Life Variable Annuity Fund A

IDS Life Variable Annuity Fund B

                                 Proxy Statement

                                                                   July 2 , 2004

Here's a brief overview of changes being recommended for IDS Life Variable Annuity Fund A (Fund A) and IDS Life Variable Annuity Fund B (Fund B) (together the "Current Funds"). We encourage you to read the full text of the enclosed proxy statement.

Q: Why am I being asked to vote?

Funds are required to get contract owners' votes for certain kinds of changes, like the ones included in this proxy statement. You have a right to vote on these changes either by mailing your proxy card, calling a toll-free number, responding by internet or attending the meeting.

Q: Is my vote important?


Absolutely! While the Boards of Managers of Fund A and Fund B (the "Current Boards") have reviewed the Reorganization proposal and recommend you approve it, you have the right to voice your opinion. Until the Current Funds are sure that enough of the shares will vote by the time of the meeting, they will continue to contact contract owners asking them to vote. So please, vote promptly.


(logo)
AMERICAN
EXPRESS
(R)

Q: What is being voted on?


There are five proposals being described in this proxy statement:


o    The Reorganization of the Current Funds, which consists of two parts:

     o The assets of the Current Funds will be transferred to AXP Variable Portfolio - Core Equity Fund (New VP Fund) and exchanged for shares of the New VP Fund.

     o The Current Funds will then be restructured as unit investment trusts (New UITs) that will invest in the shares of the New VP Fund. As a result, the Current Funds will be structured in the same manner as other variable annuities in the industry.


o    The election of Board members for the New VP Fund (VP Board)


o    The ratification of independent auditors for the New VP Fund

o The approval of the Investment Management Service Agreement for the New VP Fund with American Express Financial Corporation (AEFC)


o The authorization of AEFC, subject to VP Board approval, to retain and replace subadvisers, or to modify subadvisory agreements, without contract owner approval


Q: What are some important things I need to know about the Reorganization?

o Your contract value will be the same immediately before and after the Reorganization.

o The total charges and fees you pay will be the same before and after the Reorganization.

o Your annuity benefits, such as variable annuity payment options and death benefits, will be the same before and after the Reorganization.

o    AEFC will pay the entire cost of the Reorganization.

o For the Reorganization to occur, contract owners of both of the Current Funds must approve the proposal.

Q: What do Board members and independent auditors do?

Board members represent the interests of the shareholders and oversee the management of the fund. Independent auditors review the financial statements prepared for the fund and give an opinion on whether they present fairly the financial position of the fund.

Q: How do the Current Boards recommend that I vote?


After careful consideration, the current Boards recommend that you vote FOR the Reorganization.


Q: How do I vote?

You can vote in one of four ways:

1. By mail with the enclosed proxy card

2. By telephone

3. By internet

4. In person at the meeting

Please refer to the enclosed voting instruction card for the telephone number and internet address. We encourage you to vote by telephone or internet in order to reduce mailing and handling expenses.

Q: Do I, as a contract owner, have to do anything to re-allocate assets invested in the Current Funds?


If you have assets in a Current Fund, those assets will automatically be re-allocated to the New UIT that invests in the New VP Fund if the Reorganization is approved. If the proposal receives sufficient votes to pass from contract owners of both of the Current Funds, the Reorganization will be implemented soon after the meeting on August 31, 2004.


Q: Whom should I call if I have questions?

If you have questions about any of the issues described in the proxy statement or about voting procedures, please call your financial advisor or call client services toll free at (866) 270-3133.

IDS LIFE FUNDS A & B                                                       PROXY
                        IDS Life Variable Annuity Fund A
                70100 AXP Financial Center, Minneapolis, MN 55474
              NOTICE OF SPECIAL MEETING TO BE HELD AUGUST 31, 2004

Fund A will hold a special meeting at 10:00 a.m. on August 31, 2004, at AXP Financial Center, 707 2nd Avenue South, 4th Floor Conference Center, Minneapolis, MN. You are entitled to vote at the meeting if you were a contract owner on July 2, 2004. Please read the proxy statement. The Board of Fund A recommends that you vote FOR the reorganization. Please vote immediately by mail, telephone, or Internet, even if you plan to attend the meeting. Just follow the instructions on this voting instruction card.

The undersigned hereby appoints Timothy V. Bechtold, C. Nikol Davies and Mary Ellyn Minenko or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares allocated to the contract of the undersigned at the special meeting to be held on August 31, 2004, and any adjournment thereof.

                          VOTE VIA THE INTERNET: americanexpress.com/proxyvoting VOTE VIA THE TELEPHONE: 1-866-241-6192
                          VOTE BY MAIL
                            999 99999 999 999

                                Note: Please sign this proxy exactly as your name or names appears on this card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.


                                ________________________________________________
                                Signature

                                ________________________________________________
                                Signature of joint owner, if any

                                ________________________________________________
                                Date                                 13977_LVA_A

IDS LIFE FUNDS A & B                                                       PROXY
                        IDS Life Variable Annuity Fund B
                70100 AXP Financial Center, Minneapolis, MN 55474
              NOTICE OF SPECIAL MEETING TO BE HELD AUGUST 31, 2004

Fund B will hold a special meeting at 10:00 a.m. on August 31, 2004, at AXP Financial Center, 707 2nd Avenue South, 4th Floor Conference Center, Minneapolis, MN. You are entitled to vote at the meeting if you were a contract owner on July 2, 2004. Please read the proxy statement. The Board of Fund B recommends that you vote FOR the reorganization. Please vote immediately by mail, telephone, or Internet, even if you plan to attend the meeting. Just follow the instructions on this voting instruction card.

The undersigned hereby appoints Timothy V. Bechtold, C. Nikol Davies and Mary Ellyn Minenko or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares allocated to the contract of the undersigned at the special meeting to be held on August 31, 2004, and any adjournment thereof.

                          VOTE VIA THE INTERNET: americanexpress.com/proxyvoting VOTE VIA THE TELEPHONE: 1-866-241-6192
                          VOTE BY MAIL
                            999 99999 999 999

                                Note: Please sign this proxy exactly as your name or names appears on this card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.


                                ________________________________________________
                                Signature

                                ________________________________________________
                                Signature of joint owner, if any

                                ________________________________________________
                                Date                                 13977_LVA_B

Please vote by filling in the appropriate box below. If you do not mark one or more proposals, your Proxy will be voted FOR each such proposal. PLEASE MARK
VOTES AS IN THIS EXAMPLE: [X]
                                                                                                     FOR      AGAINST   ABSTAIN

1.   To approve an Agreement and Plan of Reorganization among Fund A and Fund B                      [ ]        [ ]        [ ]
     (together, the "Current Funds"), IDS Life Insurance Company and AXP
     Variable Portfolio - Select Series, Inc. (the "VP Corporation") on behalf of its series, AXP Variable Portfolio - Core Equity Fund (the "New VP
     Fund") and related transactions (the "Reorganization") to transfer the assets of the Current Funds to the New VP Fund in exchange for shares of the New VP Fund, and to restructure Fund A as a unit investment trust (the
     "New UIT A") and Fund B as a unit investment trust (the "New UIT B").

2.   Elect Board members of the VP Corporation;                                                      FOR      WITHHOLD     FOR ALL
                                                                                                     ALL        ALL        EXCEPT*

        01  Arne H. Carlson                02  Philip J. Carroll, Jr.    03  Livio D. DeSimone       [ ]        [ ]        [ ]
        04  Anne P. Jones                  05  Stephen R. Lewis, Jr.     06  Alan K. Simpson
        07  Alison Taunton-Rigby           08  William F. Truscott


*If you do not wish your shares to be voted "FOR" a particular nominee, mark the "FOR ALL EXCEPT" box and write the nominee's number on the line provided below:

________________________________________________________________________________
                                                                                                     FOR      AGAINST   ABSTAIN

3.   To ratify KPMG LLP as the independent auditors of the New VP Fund;                              [ ]        [ ]        [ ]

4.   To approve an investment  management services agreement for the New VP Fund                     [ ]        [ ]        [ ]
     with American Express Financial Corporation ("AEFC");

5.   To authorize AEFC, subject to approval by the Board of Directors of the VP                      [ ]        [ ]        [ ]
     Corporation, to retain and replace subadvisers, or to modify subadvisory agreements, without Contract Owner approval.

                            Statement of Additional Information

                                      July 2, 2004

                      AXP(R) Variable Portfolio - Select Series, Inc.

                         AXP Variable Portfolio - Core Equity Fund

This Statement of Additional Information ("SAI") consists of this cover page and incorporates by reference the following described documents, each of which has been previously filed and accompanies this Statement of Additional Information:


1. AXP Variable Portfolio - Core Equity Fund's Statement of Information, dated July 1, 2004.


2.   IDS Life Variable Annuity Fund A's prospectus, dated April 30, 2004.

3. IDS Life Variable Annuity Fund A's annual report, for the period ended Dec. 31, 2003.

4.   IDS Life Variable Annuity Fund B's prospectus, dated April 30, 2004.

5. IDS Life Variable Annuity Fund B's annual report, for the period ended Dec. 31, 2003.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained without charge by calling (866) 270-3133 or writing American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474.

AXP VP - Core Equity Fund

IDS Life Variable Annuity Fund A

IDS Life Variable Annuity Fund B

Introduction to Proposed Fund Merger

Dec. 31, 2003

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two entities at and for the 12-month period ending Dec. 31, 2003. These statements have been derived from financial statements prepared for IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B as of Dec. 31, 2003. AXP VP
- Core Equity Fund, a series of AXP Variable Portfolio - Select Series, Inc., is a newly created fund and thus has no prior financial information. AXP VP - Core Equity Fund, IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B invest primarily in U.S. common stocks.

Under the proposed Agreement and Plan of Reorganization, the assets of IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B would be exchanged for shares of AXP VP - Core Equity Fund.

The pro forma combining statements have been prepared based upon the various fee structures of the funds in existence as of Dec. 31, 2003. Advisory fees and other expenses related to managing a portfolio of securities will be borne by AXP VP - Core Equity Fund. These fees and expenses will remain unchanged after the merger.


--------------------------------------------------------------------------------
2   -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

AXP VP - Core Equity Fund

IDS Life Variable Annuity Fund A

IDS Life Variable Annuity Fund B

Pro forma combining
Statement of assets and liabilities

                                                                                                                AXP VP - Core
                                                                                                                 Equity Fund
                                                             IDS Life Variable IDS Life Variable  Pro forma       Pro forma
Dec. 31, 2003 (Unaudited)                                      Annuity Fund A    Annuity Fund B  Adjustments      Combined
Assets
Investments in securities, at cost                             $216,540,641      $296,411,617   $          --     $512,952,258
                                                               ------------      ------------   -------------     ------------
Investments in securities, at value (Note 2)                   $246,175,186      $337,153,292   $          --     $583,328,478
Cash in bank on demand deposit                                       54,682            56,891              --          111,573
Dividends and accrued interest receivable                           336,226           461,358              --          797,584
Receivable for investment securities sold                                --           768,979              --          768,979
                                                               ------------      ------------   -------------     ------------
Total assets                                                    246,566,094       338,440,520              --      585,006,614
                                                               ------------      ------------   -------------     ------------
Liabilities
Payable for investment securities purchased                         624,751           860,823              --        1,485,574
Accrued investment management services fee                            2,698             3,702              --            6,400
                                                               ------------      ------------   -------------     ------------
Total liabilities                                                   627,449           864,525              --        1,491,974
                                                               ------------      ------------   -------------     ------------
Net assets applicable to outstanding capital stock             $245,938,645      $337,575,995   $          --     $583,514,640
                                                               ============      ============   =============     ============
Represented by
Contract owners' equity                                        $245,938,645      $337,575,995   $(583,514,640)    $         --
Capital stock -- $.01 par value (Note 3)                                 --                --         136,873          136,873
Additional paid-in capital (Note 3)                                      --                --     513,001,547      513,001,547
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                            --                --      70,376,220       70,376,220
                                                               ------------      ------------   -------------     ------------
Total -- representing net assets applicable to outstanding
   capital stock                                               $245,938,645      $337,575,995   $          --     $583,514,640
                                                               ============      ============   =============     ============
Shares outstanding (Note 3)                                             N/A*              N/A*     13,687,394       13,687,394
                                                               ------------      ------------   -------------     ------------
Net asset value per share of outstanding capital stock         $        N/A*     $        N/A*  $          --     $      42.63
                                                               ------------      ------------   -------------     ------------

* IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B issue accumulation units and calculate an accumulation unit value. The concept of the accumulation unit and the accumulation unit value are analogous to fund shares and net asset value per share.

See accompanying notes to pro forma financial statements.

--------------------------------------------------------------------------------
3 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

AXP VP - Core Equity Fund

IDS Life Variable Annuity Fund A

IDS Life Variable Annuity Fund B

Pro forma combining
Statement of operations

                                                                                                                AXP VP - Core
                                                                                                                 Equity Fund
                                                             IDS Life Variable   IDS Life Variable  Pro forma     Pro forma
Year ended Dec. 31, 2003 (Unaudited)                           Annuity Fund A      Annuity Fund B  Adjustments    Combined
Investment income

Income:
Dividends                                                       $ 3,172,374       $ 4,537,279         $--         $  7,709,653
Interest                                                            153,152           196,183          --              349,335
   Less foreign taxes withheld                                       (5,679)           (8,046)         --              (13,725)
                                                                -----------       -----------         ---         ------------
Total income                                                      3,319,847         4,725,416          --            8,045,263
                                                                -----------       -----------         ---         ------------
Expenses:
Investment management services fee                                  893,188         1,279,427          --            2,172,615
                                                                -----------       -----------         ---         ------------
Investment income (loss) -- net                                   2,426,659         3,445,989          --            5,872,648
                                                                -----------       -----------         ---         ------------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                 8,958,492        12,409,834          --           21,368,326
Net change in unrealized appreciation (depreciation) on
   investments                                                   45,358,110        65,110,830          --          110,468,940
                                                                -----------       -----------         ---         ------------
Net gain (loss) on investments                                   54,316,602        77,520,664          --          131,837,266
                                                                -----------       -----------         ---         ------------
Net increase (decrease) in net assets resulting from
   operations                                                   $56,743,261       $80,966,653         $--         $137,709,914
                                                                ===========       ===========         ===         ============

See accompanying notes to pro forma financial statements.

--------------------------------------------------------------------------------
4 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

AXP VP - Core Equity Fund

IDS Life Variable Annuity Fund A

IDS Life Variable Annuity Fund B

Notes to Pro Forma Financial Statements

(Unaudited as to Dec. 31, 2003)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two entities at and for the 12-month period ending Dec. 31, 2003. These statements have been derived from financial statements prepared for the IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B as of Dec. 31, 2003. AXP VP - Core Equity Fund, a series of AXP Variable Portfolio - Select Series, Inc., is a newly created fund and thus has no prior financial information.

Each entity is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP VP - Core Equity Fund, IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B invest primarily in U.S. common stocks.

The pro forma statements give effect to the proposed transfer of the assets of IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B in a tax free exchange for shares of the newly created AXP VP - Core Equity Fund under principles generally accepted in the United States of America.

The pro forma combining statements should be read in conjunction with the historical financial statements of IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect as if the transaction had occurred at the beginning of the year presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. American Express Financial Corporation (AEFC) may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. The fair value of a security may be different from the quoted or published price. AEFC will price a security at fair value in accordance with procedures adopted by the Funds and board if a reliable market quotation is not readily available. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost

Federal taxes

AXP VP - Core Equity Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the variable account. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

3. CAPITAL SHARES

AXP VP - Core Equity Fund will issue shares in an amount equal to the value of the assets that it receives from IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B less the liabilities it assumes.

The pro forma net asset value per share assumes the issuance of shares of AXP VP
- Core Equity Fund if the reorganization were to have taken place on Dec. 31, 2003. The pro forma number of shares outstanding of 13,687,394 consists of 5,769,145 shares assumed to be issued to shareholders of the IDS Life Variable Annuity Fund A, plus 7,918,249 shares assumed to be issued to shareholders of the IDS Life Variable Annuity Fund B.

--------------------------------------------------------------------------------
5 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

Combined Investments in Securities

AXP VP - Core Equity Fund

Dec. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.3%)

                                   Shares            Shares          Shares         Value(a)            Value(a)         Value(a)
                                                                  AXP VP - Core                                        AXP VP - Core
                                                                   Equity Fund                                          Equity Fund
                              IDS Life Variable IDS Life Variable   Pro forma   IDS Life Variable   IDS Life Variable    Pro forma
Issuer                         Annuity Fund A    Annuity Fund B     Combined     Annuity Fund A      Annuity Fund B      Combined
Aerospace & defense (3.4%)
Boeing                              27,900            38,300         66,200        $1,175,706          $1,613,962      $2,789,668
Empresa Brasileira de
  Aeronautica ADR                   33,550            46,050         79,600(c)      1,175,257           1,613,132       2,788,389
Lockheed Martin                     47,100            64,600        111,700         2,420,940           3,320,440       5,741,380
Northrop Grumman                    13,400            18,400         31,800         1,281,040           1,759,040       3,040,080
United Technologies                 24,300            33,300         57,600         2,302,911           3,155,841       5,458,752
Total                                                                               8,355,854          11,462,415      19,818,269

Banks and savings & loans (3.6%)
Bank of America                     46,700            64,100        110,800         3,756,081           5,155,563       8,911,644
U.S. Bancorp                        50,000            68,600        118,600         1,489,000           2,042,908       3,531,908
Washington Mutual                   21,300            29,300         50,600           854,556           1,175,516       2,030,072
Wells Fargo                         45,800            62,900        108,700         2,697,162           3,704,181       6,401,343
Total                                                                               8,796,799          12,078,168      20,874,967

Beverages & tobacco (5.3%)
Altria Group                        73,400           100,700        174,100         3,994,428           5,480,094       9,474,522
Anheuser-Busch                      11,300            15,600         26,900           595,284             821,808       1,417,092
Coca-Cola                           25,300            34,700         60,000         1,283,975           1,761,025       3,045,000
PepsiCo                            152,100           208,700        360,800         7,090,902           9,729,594      16,820,496
Total                                                                              12,964,589          17,792,521      30,757,110

Broker dealers (1.8%)
Merrill Lynch & Co                  36,400            49,900         86,300         2,134,860           2,926,635       5,061,495
Morgan Stanley                      40,500            55,600         96,100         2,343,735           3,217,572       5,561,307
Total                                                                               4,478,595           6,144,207      10,622,802

Building materials & construction (0.5%)
American Standard                   11,500            15,800         27,300(b)      1,158,050           1,591,060       2,749,110

Cable (1.0%)
EchoStar Communications Cl A        20,900            28,600         49,500(b)        710,600             972,400       1,683,000
NTL                                 25,273            34,690         59,963(b)      1,762,792           2,419,628       4,182,420
Total                                                                               2,473,392           3,392,028       5,865,420

Cellular telecommunications (0.5%)
Nextel Communications Cl A          47,300            64,900        112,200(b)      1,327,238           1,821,094       3,148,332

Chemicals (2.0%)
Dow Chemical                        60,100            82,500        142,600         2,498,357           3,429,525       5,927,882
Lyondell Chemical                  136,700           187,850        324,550         2,317,065           3,184,058       5,501,123
Total                                                                               4,815,422           6,613,583      11,429,005

Computer hardware (4.1%)
Cisco Systems                      128,900           176,900        305,800(b)      3,130,981           4,296,901       7,427,882
Dell                                93,700           128,600        222,300(b)      3,182,052           4,367,256       7,549,308
Hewlett-Packard                    135,800           186,200        322,000         3,119,326           4,277,014       7,396,340
NVIDIA                              26,200            36,000         62,200(b)        609,150             837,000       1,446,150
Total                                                                              10,041,509          13,778,171      23,819,680

Computer software & services (4.8%)
Affiliated Computer Services Cl A   10,000            13,700         23,700(b)        544,600             746,102       1,290,702
Microsoft                          303,800           416,900        720,700         8,366,652          11,481,426      19,848,078
Oracle                             226,700           310,900        537,600(b)      2,992,440           4,103,880       7,096,320
Total                                                                              11,903,692          16,331,408      28,235,100

See accompanying notes to combined investments in securities.

--------------------------------------------------------------------------------
6 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

Common stocks (continued)

                                   Shares              Shares          Shares         Value(a)           Value(a)        Value(a)
                                                                    AXP VP - Core                                      AXP VP - Core
                                                                     Equity Fund                                        Equity Fund
                              IDS Life Variable   IDS Life Variable   Pro forma   IDS Life Variable  IDS Life Variable   Pro forma
Issuer                         Annuity Fund A      Annuity Fund B     Combined     Annuity Fund A     Annuity Fund B     Combined
Electronics (3.1%)
Analog Devices                      19,800              27,100         46,900          $903,870         $1,237,115     $2,140,985
Applied Materials                   61,700              84,600        146,300(b)      1,385,165          1,899,270      3,284,435
Intel                               80,800             110,900        191,700         2,601,760          3,570,980      6,172,740
Jabil Circuit                       14,800              20,300         35,100(b)        418,840            574,490        993,330
KLA-Tencor                          10,900              15,000         25,900(b)        639,503            880,050      1,519,553
Novellus Systems                    10,600              14,400         25,000(b)        445,730            605,520      1,051,250
STMicroelectronics                  43,700              59,900        103,600(c)      1,180,337          1,617,899      2,798,236
Total                                                                                 7,575,205         10,385,324     17,960,529

Energy (4.8%)
ChevronTexaco                       46,400              63,600        110,000         4,008,496          5,494,404      9,502,900
ConocoPhillips                      43,900              60,200        104,100         2,878,523          3,947,314      6,825,837
Exxon Mobil                        119,300             163,700        283,000         4,891,300          6,711,700     11,603,000
Total                                                                                11,778,319         16,153,418     27,931,737

Energy equipment & services (0.5%)
Transocean                          51,400              70,600        122,000(b)      1,234,114          1,695,106      2,929,220

Finance companies (4.3%)
Citigroup                          218,500             299,800        518,300        10,605,990         14,552,292     25,158,282

Finance services (4.1%)
Capital One Financial               15,200              20,800         36,000           931,608          1,274,832      2,206,440
Countrywide Financial                9,066              12,433         21,499           687,656            943,043      1,630,699
Fannie Mae                          79,700             109,400        189,100         5,982,282          8,211,564     14,193,846
MBNA                                96,300             132,050        228,350         2,393,055          3,281,443      5,674,498
Total                                                                                 9,994,601         13,710,882     23,705,483

Health care products (14.7%)
Amgen                               43,700              59,900        103,600(b)      2,700,660          3,701,820      6,402,480
Baxter Intl                         41,200              56,500         97,700         1,257,424          1,724,380      2,981,804
Boston Scientific                   34,700              47,500         82,200(b)      1,275,572          1,746,100      3,021,672
Forest Laboratories                 47,000              64,500        111,500(b)      2,904,600          3,986,100      6,890,700
Guidant                             10,500              14,400         24,900           632,100            866,880      1,498,980
Johnson & Johnson                   81,000             111,200        192,200         4,184,460          5,744,592      9,929,052
Lilly (Eli)                         16,800              23,000         39,800         1,181,544          1,617,590      2,799,134
Medtronic                           33,600              46,100         79,700         1,633,296          2,240,921      3,874,217
Novartis ADR                        58,700              80,500        139,200(c)      2,693,743          3,694,145      6,387,888
Pfizer                             501,100             687,600      1,188,700        17,703,863         24,292,907     41,996,770
Total                                                                                36,167,262         49,615,435     85,782,697

Health care services (7.7%)
AmerisourceBergen                   95,200             130,700        225,900         5,345,480          7,338,805     12,684,285
Cardinal Health                    119,900             164,500        284,400         7,333,084         10,060,820     17,393,904
HCA                                 30,500              41,800         72,300         1,310,280          1,795,728      3,106,008
McKesson                           131,600             180,600        312,200         4,232,256          5,808,096     10,040,352
Tenet Healthcare                    42,900              58,900        101,800(b)        688,545            945,345      1,633,890
Total                                                                                18,909,645         25,948,794     44,858,439

Household products (3.3%)
Colgate-Palmolive                   33,200              45,500         78,700         1,661,660          2,277,275      3,938,935
Procter & Gamble                    58,200              79,900        138,100         5,813,016          7,980,412     13,793,428
Unilever                            10,100              13,800         23,900(c)        655,490            895,620      1,551,110
Total                                                                                 8,130,166         11,153,307     19,283,473

See accompanying notes to combined investments in securities.

--------------------------------------------------------------------------------
7 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

Common stocks (continued)

                                   Shares              Shares          Shares         Value(a)           Value(a)        Value(a)
                                                                    AXP VP - Core                                      AXP VP - Core
                                                                     Equity Fund                                        Equity Fund
                              IDS Life Variable   IDS Life Variable   Pro forma   IDS Life Variable  IDS Life Variable   Pro forma
Issuer                         Annuity Fund A      Annuity Fund B     Combined     Annuity Fund A     Annuity Fund B     Combined
Insurance (5.1%)
ACE                                 14,500              19,800         34,300(c)       $600,590           $820,116      $1,420,706
Allstate                            61,600              84,600        146,200         2,650,032          3,639,492       6,289,524
American Intl Group                 62,400              85,600        148,000         4,135,872          5,673,568       9,809,440
Chubb                               54,100              74,200        128,300         3,684,210          5,053,020       8,737,230
Hartford Financial Services Group   15,100              20,700         35,800           891,353          1,221,921       2,113,274
MBIA                                 9,900              13,500         23,400           586,377            799,605       1,385,982
Total                                                                                12,548,434         17,207,722      29,756,156

Leisure time & entertainment (4.7%)
Mattel                             141,800             194,500        336,300         2,732,486          3,748,015       6,480,501
Viacom Cl B                        197,100             270,300        467,400         8,747,298         11,995,914      20,743,212
Total                                                                                11,479,784         15,743,929      27,223,713

Machinery (1.3%)
Caterpillar                         24,800              34,100         58,900         2,058,896          2,830,982       4,889,878
SPX                                 17,900              24,500         42,400(b)      1,052,699          1,440,845       2,493,544
Total                                                                                 3,111,595          4,271,827       7,383,422

Media (8.0%)
Cendant                            366,200             502,400        868,600(b)      8,155,274         11,188,448      19,343,722
Disney (Walt)                      204,500             280,700        485,200         4,770,985          6,548,731      11,319,716
Gannett                             14,800              20,300         35,100         1,319,568          1,809,948       3,129,516
InterActiveCorp                     87,800             120,500        208,300(b)      2,979,054          4,088,565       7,067,619
Liberty Media Cl A                 111,500             152,800        264,300(b)      1,325,735          1,816,792       3,142,527
Tribune                             24,200              33,200         57,400         1,248,720          1,713,120       2,961,840
Total                                                                                19,799,336         27,165,604      46,964,940

Multi-industry (4.9%)
Accenture Cl A                      26,750              36,750         63,500(b,c)      704,060            967,260       1,671,320
General Electric                   267,100             366,500        633,600         8,274,758         11,354,170      19,628,928
Tyco Intl                          117,900             161,600        279,500(c)      3,124,350          4,282,400       7,406,750
Total                                                                                12,103,168         16,603,830      28,706,998

Paper & packaging (0.6%)
Avery Dennison                      25,200              34,600         59,800         1,411,704          1,938,292       3,349,996

Precious metals (0.4%)
Freeport McMoRan Copper & Gold      25,200              34,600         59,800         1,061,676          1,457,698       2,519,374

Retail -- general (2.5%)
Best Buy                            35,500              48,800         84,300         1,854,520          2,549,312       4,403,832
Home Depot                          67,700              92,900        160,600         2,402,673          3,297,021       5,699,694
Wal-Mart Stores                     33,800              46,500         80,300         1,793,090          2,466,825       4,259,915
Total                                                                                 6,050,283          8,313,158      14,363,441

Utilities -- electric (0.5%)
Exelon                               9,100              12,500         21,600           603,876            829,500       1,433,376
FirstEnergy                         16,800              23,100         39,900           591,360            813,120       1,404,480
Total                                                                                 1,195,236          1,642,620       2,837,856

Total common stocks
(Cost: $497,731,863)                                                               $239,471,658       $328,563,893    $568,035,551

See accompanying notes to combined investments in securities.

--------------------------------------------------------------------------------
8 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

Bond (0.1%)
             Coupon rate   Prinicipal amount  Principal amount    Principal amount     Value(a)          Value(a)        Value(a)
                                                                    AXP VP - Core                                      AXP VP - Core
                                                                     Equity Fund                                        Equity Fund
                           IDS Life Variable  IDS Life Variable       Pro forma    IDS Life Variable IDS Life Variable   Pro forma
Issuer                      Annuity Fund A     Annuity Fund B         Combined      Annuity Fund A    Annuity Fund B     Combined
Government obligation & agency
U.S. Treasury
     5/15/16     7.25%            $250,000           --              $250,000       $311,865                 --         $311,865

Total bond
(Cost: $240,313)                                                                                                        $311,865

Short-term securities (2.5%)

                                               Amount payable     Amount payable
                                                at maturity         at maturity         Value(a)         Value(a)        Value(a)
                              Annualized                                                                               AXP VP - Core
                            yield on date   IDS Life Variable  IDS Life Variable  IDS Life Variable  IDS Life Variable   Pro forma
Issuer                        of purchase     Annuity Fund A      Annuity Fund B     Annuity Fund A   Annuity Fund B     Combined
U.S. government agencies (1.5%)
Federal Natl Mtge Assn Disc Nts
    01/14/04                    1.07%             $500,000                $--          $499,808                 $--      $499,808
    02/19/04                    1.07               200,000            600,000           199,723             599,170       798,893
    03/24/04                    1.05             3,400,000          4,200,000         3,392,255           4,190,432     7,582,687
                                                                                      4,091,786           4,789,602     8,881,388
Commercial paper (1.0%)
UBS Finance (Delaware)
    01/02/04                    0.96             2,300,000          3,800,000         2,299,877           3,799,797     6,099,674

Total short-term securities
(Cost: $14,980,082)                                                                  $6,391,663          $8,589,399   $14,981,062

Total investments in securities
(Cost: $512,952,258)(d)                                                            $246,175,186        $337,153,292  $583,328,478

Notes to combined investments in securities

(a) Securities are valued by procedures described in Note 2 to the pro forma financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Dec. 31, 2003, the value of foreign securities represented 4.1% of net assets.

(d) At Dec. 31, 2003, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                      IDS Life            IDS Life        AXP VP - Core
                                                                   Variable Annuity   Variable Annuity     Equity Fund
                                                                       Fund A              Fund B           Pro forma
                                                                                                            Combined
Cost of securities for federal income tax purposes               $216,540,641         $296,411,617        $512,952,258

Unrealized appreciation                                          $ 30,248,551         $ 41,592,646        $ 71,841,197
Unrealized depreciation                                              (614,006)            (850,971)         (1,464,977)
                                                                 ------------         ------------        ------------
Net unrealized appreciation                                      $ 29,634,545         $ 40,741,675        $ 70,376,220
                                                                 ------------         ------------        ------------

--------------------------------------------------------------------------------
9 -- PROXY STATEMENT/STATEMENT OF ADDITIONAL INFORMATION

                                                              S-6307-20 A (7/04)

PART C.  OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Articles of Incorporation dated March 17, 2004, filed electronically as Exhibit (a) to Registration Statement No. 333-113780 on March 19, 2004, is incorporated by reference.

(2) By-laws, dated March 18, 2004, filed electronically as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(3)       Voting Trust Agreement: Not Applicable.

(4) Agreement and Plan of Reorganization, dated April 8, 2004, is included herewith as Exhibit A attached to the Proxy Statement/Prospectus of this Registration Statement.

(5)       For instruments defining the rights of holders of securities, see
          Article II of Exhibit 1 and Articles II, V, and VI of Exhibit 2 of this Registration Statement.

(6) Investment Management Services Agreement between Registrant, on behalf AXP Variable Portfolio - Core Equity Fund, and American Express Financial Corporation, dated April 7, 2004, filed electronically as Exhibit (d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(7)       Underwriting Contract: Not Applicable.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Core Equity Fund, and American Express Trust Company, dated April 7, 2004, filed electronically as Exhibit (g)(1) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(9)(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York, filed electronically as Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(9)(c)    Custodian  Agreement First Amendment  between American Express
          Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(d)    Custodian  Agreement Second Amendment  between American Express
          Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)      Rule 12b-1 Plan and Rule 18f-3 Plan: Not Applicable.

(11) Opinion and Consent of Counsel as to the legality of the securities being registered is filed electronically herewith.

(12)      Tax opinion to be filed by amendment.

(13)(a) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company filed electronically on or about
          September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(b) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically as Exhibit (h)(2) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm as to IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B is filed electronically herewith.

(15)      Omitted Financial Statements: Not Applicable.

(16) Directors/Trustees Power of Attorney dated Jan. 7, 2004 filed electronically on or about May 18, 2004, as Exhibit (16) to this Registration Statement is incorporated by reference.

(17)(a)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(17)(c) IDS Life Variable Annuity Fund A Prospectus dated April 30, 2004, filed electronically on or about May 18, 2004, as Exhibit (17)(c) to this Registration Statement is incorporated by reference.

(17)(d) IDS Life Variable Annuity Fund A Annual Report for the period ended December 31, 2003, is filed electronically herewith.

(17)(e) IDS Life Variable Annuity Fund B Prospectus dated April 30, 2004, filed electronically on or about May 18, 2004, as Exhibit (17)(e) to this Registration Statement is incorporated by reference.

(17)(f) IDS Life Variable Annuity Fund B Annual Report for the period ended December 31, 2003, is filed electronically herewith.

(17)(g) Prospectus, dated July 1, 2004, for AXP(R) Variable Portfolio - Core Equity Fund is included herewith as Exhibit B attached to the Proxy Statement/Prospectus of this Registration Statement.

(17)(h) Statement of Additional Information for AXP(R) Variable Portfolio - Core Equity Fund dated July 1, 2004, is filed electronically herewith.

Item 17. Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                    SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 28th day of June, 2004.

AXP VARIABLE PORTFOLIO-SELECT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of June, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated January 7, 2004, filed electronically on or about May 18, 2004, as Exhibit (16) to this Registration Statement, by:



/s/ Leslie L. Ogg
---------------------
    Leslie L. Ogg